CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.6%
	ADVERTISING - 5.3%
26,364	SharpSpring, Inc. *	$255,731
1,500	Trade Desk, Inc. *	281,325
		537,056
	AEROSPACE/DEFENSE - 3.2%
4,000	Mercury Systems, Inc. *	324,680

	BANKS - 14.7%
17,000	Bank OZK	463,590
800	Carolina Financial Corp.	28,432
1,000	CenterState Bank Corp.	23,985
200	Horizon Bancorp, Inc.	3,472
7,300	Nicolet Bankshares, Inc. *	485,961
100	Old Line Bancshares, Inc.	2,901
14,600	ServisFirst Bancshares, Inc.	483,990
125	Walker & Dunlop, Inc.	6,991
		1,499,322
	BUILDING MATERIALS - 2.5%
5,900	Patrick Industries, Inc. *	252,992

	COAL - 4.1%
16,500	Natural Resource Partners LP	418,275

	COMMERCIAL SERVICES - 6.2%
35,300	International Money Express, Inc. *	485,022
1,500	Paylocity Holding Corp. *	146,370
		631,392
	COMPUTERS - 5.4%
4,900	CyberArk Software Ltd. *	489,118
1,100	Varonis Systems, Inc. *	65,758
		554,876
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
420	Mr. Cooper Group, Inc. *	4,461

	ENERGY-ALTERNATE SOURCES - 6.4%
7,750	SolarEdge Technologies, Inc. *	648,830

	FOOD - 0.6%
2,900	Sprouts Farmers Market, Inc. *	56,086

	HEALTHCARE PRODUCTS - 9.7%
12,000	BioTelemetry, Inc. *	488,760
6,500	Repligen Corp. *	498,485
		987,245
	HEALTHCARE SERVICES - 4.6%
9,900	Ensign Group, Inc.	469,557

	HOME FURNISHINGS - 3.8%
6,300	iRobot Corp. * ^	388,521

	INSURANCE - 0.0%
150	Trupanion, Inc. * ^	3,813

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.6% (Continued)
	INTERNET - 8.5%
24,200	Mimecast Ltd. *	$863,214

	LEISURE PRODUCTS - 4.8%
16,000	Malibu Boats, Inc. *	490,880

	MISCELLANEOUS MANUFACTURING - 2.5%
4,500	Axon Enterprise, Inc. * ^	255,510

	PHARMACEUTICALS - 0.1%
800	Corcept Therapeutics, Inc. * ^	11,308

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
500	PennyMac Mortgage Investment Trust	11,115
800	Two Harbors Investment Corp.	10,504
		21,619
	RETAIL - 0.6%
150	Carvana Co. * ^	9,900
850	Ollie’s Bargain Outlet Holdings, Inc. *	49,844
		59,744
	SOFTWARE - 16.2%
10,300	Blackline, Inc. *	492,443
3,100	New Relic, Inc. *	190,495
38,500	Red Violet, Inc. * ^	485,485
30,300	Yext, Inc. *	481,467
		1,649,890
	TELECOMMUNICATIONS - 0.2%
300	LogMeIn, Inc.	21,288

	WATER - 0.0%
100	California Water Service Group	5,293

	TOTAL COMMON STOCK (Cost - $10,983,671)	10,155,852

	COLLATERAL FOR SECURITIES LOANED - 12.4%
1,259,378	Mount Vernon Liquid Assets Portfolio LLC, 2.13% + #	1,259,378
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,259,378)

	TOTAL INVESTMENTS - 112.0% (Cost - $12,243,049)	$11,415,230
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%	(1,224,016)
	NET ASSETS - 100.0%	$10,191,214

*	Non-income producing security.

LLC - Limited Liability Company

LP - Limited Partnership

+	Variable rate security. Interest rate is as of September 30, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,227,469 at September 30, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.1%
	ADVERTISING - 4.9%
12,400	Trade Desk, Inc. * ^	$2,325,620

	AEROSPACE/DEFENSE - 4.8%
100	HEICO Corp.	12,488
4,300	TransDigm Group, Inc.	2,238,881
		2,251,369
	BEVERAGES - 0.4%
3,600	Monster Beverage Corp. *	209,016

	BIOTECHNOLOGY - 9.1%
284,000	Amarin Corp. PLC - ADR *	4,305,440

	BUILDING MATERIALS - 0.0%
25	Lennox International, Inc.	6,074

	COMMERCIAL SERVICES - 7.5%
131	Global Payments, Inc.	20,829
19,900	HealthEquity, Inc. *	1,137,186
30,000	IHS Markit Ltd. *	2,006,400
2,100	PayPal Holdings, Inc. *	217,539
700	S&P Global, Inc.	171,486
150	TransUnion	12,166
		3,565,606
	DIVERSIFIED FINANCIAL SERVICES - 14.3%
4,200	Charles Schwab Corp.	175,686
8,500	Mastercard, Inc.	2,308,345
42,800	Pagseguro Digital Ltd. *	1,982,068
13,200	Visa, Inc.	2,270,532
		6,736,631
	ELECTRIC - 5.0%
150	Consolidated Edison, Inc.	14,171
10,000	NextEra Energy, Inc.	2,329,900
		2,344,071
	HEALTHCARE PRODUCTS - 0.0%
25	Stryker Corp.	5,407

	INTERNET - 18.4%
700	GoDaddy, Inc. *	46,186
21,200	InterActiveCorp. *	4,620,964
9,900	Palo Alto Networks, Inc. * ^	2,017,917
15,600	Proofpoint, Inc. *	2,013,180
		8,698,247
	LEISURE PRODUCTS - 1.1%
8,200	Norwegian Cruise Line Holdings Ltd. *	424,514
700	Royal Caribbean Cruises Ltd.	75,831
		500,345
	MACHINERY-DIVERSIFIED - 0.3%
400	Roper Technologies, Inc.	142,640

	PRIVATE EQUITY - 4.6%
80,700	KKR & Co., Inc.	2,166,795

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	REAL ESTATE INVESTMENT TRUST - 0.3%
17,500	Annaly Capital Management, Inc.	$154,000

	RETAIL - 9.9%
50	AutoZone, Inc. *	54,231
21,000	CarMax, Inc. *	1,848,000
7,300	Carvana Co. * ^	481,800
400	Dollar Tree, Inc. *	45,664
1,800	Five Below, Inc. * ^	226,980
50	Home Depot, Inc.	11,601
4,650	O’Reilly Automotive, Inc. *	1,853,072
600	Ulta Beauty, Inc. *	150,390
		4,671,738
	SEMICONDUCTORS - 0.2%
300	Broadcom, Inc.	82,821

	SOFTWARE - 18.2%
200	Adobe, Inc. *	55,250
4,600	Fiserv, Inc. * ^	476,514
16,500	Microsoft Corp.	2,293,995
7,300	New Relic, Inc. *	448,585
10,100	Paycom Software, Inc. *	2,115,849
8,900	ServiceNow, Inc. *	2,259,265
6,500	VMware, Inc.	975,390
		8,624,848
	WATER - 0.1%
900	Aqua America, Inc.	40,347

	TOTAL COMMON STOCK (Cost - $47,734,606)	46,831,015

	COLLATERAL FOR SECURITIES LOANED - 9.6%
4,552,099	Mount Vernon Liquid Assets Portfolio LLC, 2.13% + #	4,552,099
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,552,099)

	TOTAL INVESTMENTS - 108.7% (Cost - $52,286,705)	$51,383,114
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%	(4,107,862)
	NET ASSETS - 100.0%	$47,275,252

*	Non-income producing security.

ADR - American Depositary Receipt

LLC - Limitied Liability Company

PLC - Public Limited Company

+	Variable rate security. Interest rate is as of September 30, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,474,875 at September 30, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 108.3% *
	CALL OPTIONS PURCHASED - 75.6%
150	Corn Future, Maturing November 2019 +	Wedbush	$2,887,500	10/25/2019	$385.00	$68,437
150	Corn Future, Maturing November 2019 +	Wedbush	3,187,500	10/25/2019	425.00	4,688
200	Corn Future, Maturing December 2019 +	Wedbush	3,200,000	11/22/2019	320.00	681,250
400	Corn Future, Maturing December 2019 +	Wedbush	7,800,000	11/22/2019	390.00	200,000
200	Corn Future, Maturing December 2019 +	Wedbush	4,000,000	11/22/2019	400.00	63,750
50	Corn Future, Maturing December 2019 +	Wedbush	1,175,000	11/22/2019	470.00	1,875
400	Corn Future, Maturing March 2020 +	Wedbush	8,800,000	2/21/2020	440.00	107,500
251	Crude Oil Future, Maturing November 2019 +	Wedbush	11,044,000	10/17/2019	44.00	2,545,140
50	Crude Oil Future, Maturing November 2019 +	Wedbush	2,450,000	10/17/2019	49.00	270,500
151	Crude Oil Future, Maturing November 2019 +	Wedbush	7,927,500	10/17/2019	52.50	398,640
150	Crude Oil Future, Maturing November 2019 +	Wedbush	8,625,000	10/17/2019	57.50	91,500
100	Crude Oil Future, Maturing November 2019 +	Wedbush	6,150,000	10/17/2019	61.50	21,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	6,750,000	10/17/2019	67.50	7,000
40	Crude Oil Future, Maturing November 2019 +	Wedbush	2,900,000	10/17/2019	72.50	1,200
325	Crude Oil Future, Maturing November 2019 +	Wedbush	25,025,000	10/17/2019	77.00	6,500
300	Crude Oil Future, Maturing November 2019 +	Wedbush	24,750,000	10/17/2019	82.50	3,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	3,000,000	11/15/2019	30.00	2,398,000
413	Crude Oil Future, Maturing December 2019 +	Wedbush	14,455,000	11/15/2019	35.00	7,851,130
50	Crude Oil Future, Maturing December 2019 +	Wedbush	2,050,000	11/15/2019	41.00	656,500
198	Crude Oil Future, Maturing December 2019 +	Wedbush	8,811,000	11/15/2019	44.50	1,946,340
2	Crude Oil Future, Maturing December 2019 +	Wedbush	94,000	11/15/2019	47.00	15,220
100	Crude Oil Future, Maturing December 2019 +	Wedbush	5,600,000	11/15/2019	56.00	186,000
300	Crude Oil Future, Maturing December 2019 +	Wedbush	16,950,000	11/15/2019	56.50	507,000
102	Crude Oil Future, Maturing December 2019 +	Wedbush	5,814,000	11/15/2019	57.00	156,060
75	Crude Oil Future, Maturing December 2019 +	Wedbush	4,387,500	11/15/2019	58.50	84,000
250	Crude Oil Future, Maturing December 2019 +	Wedbush	15,250,000	11/15/2019	61.00	165,000
125	Crude Oil Future, Maturing December 2019 +	Wedbush	7,875,000	11/15/2019	63.00	57,500
100	Crude Oil Future, Maturing December 2019 +	Wedbush	6,350,000	11/15/2019	63.50	42,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	6,700,000	11/15/2019	67.00	25,000
25	Crude Oil Future, Maturing January 2020 +	Wedbush	800,000	12/16/2019	32.00	543,500
100	Crude Oil Future, Maturing January 2020 +	Wedbush	3,550,000	12/16/2019	35.50	1,831,000
101	Crude Oil Future, Maturing January 2020 +	Wedbush	4,191,500	12/16/2019	41.50	1,271,590
226	Crude Oil Future, Maturing January 2020 +	Wedbush	9,492,000	12/16/2019	42.00	2,741,380
200	Crude Oil Future, Maturing January 2020 +	Wedbush	8,800,000	12/16/2019	44.00	2,068,000
100	Crude Oil Future, Maturing January 2020 +	Wedbush	4,600,000	12/16/2019	46.00	866,000
50	Crude Oil Future, Maturing January 2020 +	Wedbush	2,350,000	12/16/2019	47.00	393,000
150	Crude Oil Future, Maturing January 2020 +	Wedbush	7,425,000	12/16/2019	49.50	903,000
250	Crude Oil Future, Maturing January 2020 +	Wedbush	15,000,000	12/16/2019	60.00	315,000
100	Crude Oil Future, Maturing January 2020 +	Wedbush	6,950,000	12/16/2019	69.50	30,000
200	Crude Oil Future, Maturing January 2020 +	Wedbush	15,800,000	12/16/2019	79.00	24,000
100	Crude Oil Future, Maturing February 2020 +	Wedbush	5,400,000	1/15/2020	54.00	365,000
100	Crude Oil Future, Maturing February 2020 +	Wedbush	6,250,000	1/15/2020	62.50	101,000
100	Crude Oil Future, Maturing February 2020 +	Wedbush	7,250,000	1/15/2020	72.50	27,000
200	Crude Oil Future, Maturing March 2020 +	Wedbush	8,000,000	2/14/2020	40.00	2,712,000
100	Crude Oil Future, Maturing March 2020 +	Wedbush	5,200,000	2/14/2020	52.00	492,000
100	Crude Oil Future, Maturing March 2020 +	Wedbush	5,250,000	2/14/2020	52.50	466,000
101	Crude Oil Future, Maturing March 2020 +	Wedbush	5,959,000	2/14/2020	59.00	203,010
103	Crude Oil Future, Maturing March 2020 +	Wedbush	6,283,000	2/14/2020	61.00	154,500
100	Crude Oil Future, Maturing March 2020 +	Wedbush	6,500,000	2/14/2020	65.00	84,000
102	Crude Oil Future, Maturing March 2020 +	Wedbush	6,885,000	2/14/2020	67.50	61,200
175	Gold Future, Maturing November 2019 +	Wedbush	25,112,500	10/28/2019	1,435.00	773,500
350	Gold Future, Maturing November 2019 +	Wedbush	52,500,000	10/28/2019	1,500.00	406,000
50	Gold Future, Maturing December 2019 +	Wedbush	7,125,000	11/25/2019	1,425.00	288,000
100	Gold Future, Maturing December 2019 +	Wedbush	15,050,000	11/25/2019	1,505.00	190,000
100	Gold Future, Maturing February 2020 +	Wedbush	15,050,000	1/28/2020	1,505.00	354,000
100	Gold Future, Maturing February 2020 +	Wedbush	16,150,000	1/28/2020	1,615.00	147,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $57,382,135)					36,372,410

	PUT OPTIONS PURCHASED - 32.7%
200	Corn Future, Maturing November 2019 +	Wedbush	3,700,000	10/25/2019	370.00	16,250
200	Corn Future, Maturing November 2019 +	Wedbush	4,000,000	10/25/2019	400.00	152,500
350	Corn Future, Maturing December 2019 +	Wedbush	5,950,000	11/22/2019	340.00	10,938
100	Corn Future, Maturing December 2019 +	Wedbush	1,850,000	11/22/2019	370.00	19,375
100	Corn Future, Maturing December 2019 +	Wedbush	1,875,000	11/22/2019	375.00	26,250
25	Corn Future, Maturing December 2019 +	Wedbush	512,500	11/22/2019	410.00	32,500
500	Crude Oil Future, Maturing November 2019 +	Wedbush	24,000,000	10/17/2019	48.00	125,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	5,400,000	10/17/2019	54.00	170,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	5,450,000	10/17/2019	54.50	196,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	5,850,000	10/17/2019	58.50	488,000
150	Crude Oil Future, Maturing November 2019 +	Wedbush	9,075,000	10/17/2019	60.50	1,003,500
100	Crude Oil Future, Maturing December 2019 +	Wedbush	2,800,000	11/15/2019	28.00	1,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	3,500,000	11/15/2019	35.00	5,000
200	Crude Oil Future, Maturing December 2019 +	Wedbush	8,000,000	11/15/2019	40.00	28,000
101	Crude Oil Future, Maturing December 2019 +	Wedbush	4,292,500	11/15/2019	42.50	24,240
1	Crude Oil Future, Maturing December 2019 +	Wedbush	49,500	11/15/2019	49.50	1,110

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED (Continued) - 108.3% *
	PUT OPTIONS PURCHASED (Continued) - 32.7%
100	Crude Oil Future, Maturing December 2019 +	Wedbush	$5,600,000	11/15/2019	$56.00	$388,000
101	Crude Oil Future, Maturing January 2020 +	Wedbush	3,737,000	12/16/2019	37.00	19,190
101	Crude Oil Future, Maturing January 2020 +	Wedbush	4,242,000	12/16/2019	42.00	46,460
100	Crude Oil Future, Maturing March 2020 +	Wedbush	4,650,000	2/14/2020	46.50	200,000
1	Gold Future, Maturing November 2019 +	Wedbush	137,500	10/28/2019	1,375.00	90
50	Gold Future, Maturing November 2019 +	Wedbush	7,050,000	10/28/2019	1,410.00	13,500
50	Gold Future, Maturing November 2019 +	Wedbush	7,225,000	10/28/2019	1,445.00	44,500
100	Gold Future, Maturing November 2019 +	Wedbush	14,850,000	10/28/2019	1,485.00	280,000
100	Gold Future, Maturing November 2019 +	Wedbush	15,550,000	10/28/2019	1,555.00	854,000
100	Gold Future, Maturing December 2019 +	Wedbush	14,600,000	11/25/2019	1,460.00	229,000
100	Gold Future, Maturing December 2019 +	Wedbush	15,900,000	11/25/2019	1,590.00	1,228,000
50	Gold Future, Maturing January 2020 +	Wedbush	6,625,000	12/26/2019	1,325.00	9,000
100	Gold Future, Maturing January 2020 +	Wedbush	14,350,000	12/26/2019	1,435.00	165,000
100	Gold Future, Maturing January 2020 +	Wedbush	15,300,000	12/26/2019	1,530.00	723,000
100	Gold Future, Maturing January 2020 +	Wedbush	15,700,000	12/26/2019	1,570.00	1,050,000
100	Gold Future, Maturing January 2020 +	Wedbush	15,750,000	12/26/2019	1,575.00	1,092,000
100	Gold Future, Maturing January 2020 +	Wedbush	16,550,000	12/26/2019	1,655.00	1,813,000
200	Gold Future, Maturing March 2020 +	Wedbush	31,600,000	2/25/2020	1,580.00	2,400,000
100	Gold Future, Maturing March 2020 +	Wedbush	17,650,000	2/25/2020	1,765.00	2,867,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $14,993,975)					15,721,403

	TOTAL OPTIONS PURCHASED (Cost - $72,376,110)					52,093,813

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 18.7%
$5,000,000	United States Treasury Note		1.5%	10/31/2019		4,997,600
4,000,000	United States Treasury Strips Principal		0.0%	12/15/2019		3,985,318
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $8,974,742)					8,982,918

Shares
	SHORT-TERM INVESTMENTS - 59.4%
28,547,875	First American Government Obligations Funds, 1.89% ** ^					28,547,875
	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,547,875)					28,547,875

	TOTAL INVESTMENTS - 186.4% (Cost - $109,898,727)					$89,624,606
	LIABILITIES IN EXCESS OF OTHER ASSETS - (86.4)% ^					(41,552,385)
	NET ASSETS - 100.0%					$48,072,221

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (95.1)% *
	CALL OPTIONS WRITTEN - (64.4)%
150	Corn Future, Maturing November 2019 +	Wedbush	$3,000,000	10/25/2019	$400.00	$24,375
150	Corn Future, Maturing November 2019 +	Wedbush	3,075,000	10/25/2019	410.00	12,187
600	Corn Future, Maturing December 2019 +	Wedbush	10,800,000	11/22/2019	360.00	900,000
400	Corn Future, Maturing December 2019 +	Wedbush	8,400,000	11/22/2019	420.00	52,500
250	Corn Future, Maturing December 2019 +	Wedbush	5,750,000	11/22/2019	460.00	10,938
262	Crude Oil Future, Maturing November 2019 +	Wedbush	9,170,000	10/17/2019	35.00	4,996,340
402	Crude Oil Future, Maturing November 2019 +	Wedbush	19,296,000	10/17/2019	48.00	2,540,640
250	Crude Oil Future, Maturing November 2019 +	Wedbush	13,375,000	10/17/2019	53.50	507,500
150	Crude Oil Future, Maturing November 2019 +	Wedbush	8,325,000	10/17/2019	55.50	169,500
450	Crude Oil Future, Maturing November 2019 +	Wedbush	26,550,000	10/17/2019	59.00	175,500
103	Crude Oil Future, Maturing November 2019 +	Wedbush	6,180,000	10/17/2019	60.00	30,900
50	Crude Oil Future, Maturing November 2019 +	Wedbush	3,025,000	10/17/2019	60.50	13,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	6,200,000	10/17/2019	62.00	18,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	6,400,000	10/17/2019	64.00	12,000
352	Crude Oil Future, Maturing November 2019 +	Wedbush	23,056,000	10/17/2019	65.50	31,680
300	Crude Oil Future, Maturing November 2019 +	Wedbush	24,600,000	10/17/2019	82.00	3,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	3,600,000	11/15/2019	36.00	1,802,000
300	Crude Oil Future, Maturing December 2019 +	Wedbush	11,850,000	11/15/2019	39.50	4,377,000
200	Crude Oil Future, Maturing December 2019 +	Wedbush	8,000,000	11/15/2019	40.00	2,820,000
402	Crude Oil Future, Maturing December 2019 +	Wedbush	16,884,000	11/15/2019	42.00	4,896,360
200	Crude Oil Future, Maturing December 2019 +	Wedbush	8,800,000	11/15/2019	44.00	2,058,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	4,600,000	11/15/2019	46.00	847,000
200	Crude Oil Future, Maturing December 2019 +	Wedbush	11,900,000	11/15/2019	59.50	180,000
200	Crude Oil Future, Maturing January 2020 +	Wedbush	10,400,000	12/16/2019	52.00	882,000
150	Crude Oil Future, Maturing January 2020 +	Wedbush	7,950,000	12/16/2019	53.00	577,500
150	Crude Oil Future, Maturing January 2020 +	Wedbush	8,400,000	12/16/2019	56.00	367,500
101	Crude Oil Future, Maturing January 2020 +	Wedbush	5,807,500	12/16/2019	57.50	193,920
100	Crude Oil Future, Maturing January 2020 +	Wedbush	6,450,000	12/16/2019	64.50	61,000
300	Crude Oil Future, Maturing January 2020 +	Wedbush	22,500,000	12/16/2019	75.00	51,000
100	Crude Oil Future, Maturing February 2020 +	Wedbush	5,700,000	1/15/2020	57.00	239,000
100	Crude Oil Future, Maturing February 2020 +	Wedbush	5,900,000	1/15/2020	59.00	177,000
525	Gold Future, Maturing November 2019 +	Wedbush	77,437,500	10/28/2019	1,475.00	1,039,500
15	Gold Future, Maturing November 2019 +	Wedbush	2,287,500	10/28/2019	1,525.00	10,050

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (95.1)% * (Continued)
	CALL OPTIONS WRITTEN - (64.4)% (Continued)
150	Gold Future, Maturing December 2019 +	Wedbush	$22,125,000	11/25/2019	$1,475.00	$433,500
100	Gold Future, Maturing February 2020 +	Wedbush	15,400,000	1/28/2020	1,540.00	264,000
100	Gold Future, Maturing February 2020 +	Wedbush	15,700,000	1/28/2020	1,570.00	208,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $49,197,461)					30,982,390

	PUT OPTIONS WRITTEN - (30.7)%
400	Corn Future, Maturing November 2019 +	Wedbush	7,600,000	10/25/2019	380.00	80,000
50	Corn Future, Maturing December 2019 +	Wedbush	825,000	11/22/2019	330.00	938
449	Corn Future, Maturing December 2019 +	Wedbush	7,857,500	11/22/2019	350.00	25,256
150	Corn Future, Maturing December 2019 +	Wedbush	2,662,500	11/22/2019	355.00	11,250
200	Crude Oil Future, Maturing November 2019 +	Wedbush	8,800,000	10/17/2019	44.00	14,000
200	Crude Oil Future, Maturing November 2019 +	Wedbush	8,900,000	10/17/2019	44.50	18,000
450	Crude Oil Future, Maturing November 2019 +	Wedbush	25,875,000	10/17/2019	57.50	1,818,000
202	Crude Oil Future, Maturing December 2019 +	Wedbush	9,292,000	11/15/2019	46.00	103,020
100	Crude Oil Future, Maturing December 2019 +	Wedbush	5,150,000	11/15/2019	51.50	169,000
202	Crude Oil Future, Maturing January 2020 +	Wedbush	7,575,000	12/16/2019	37.50	42,420
100	Crude Oil Future, Maturing February 2020 +	Wedbush	4,750,000	1/15/2020	47.50	179,000
51	Gold Future, Maturing November 2019 +	Wedbush	7,140,000	10/28/2019	1,400.00	9,690
50	Gold Future, Maturing November 2019 +	Wedbush	7,200,000	10/28/2019	1,440.00	38,000
200	Gold Future, Maturing November 2019 +	Wedbush	30,300,000	10/28/2019	1,515.00	1,008,000
100	Gold Future, Maturing December 2019 +	Wedbush	15,150,000	11/25/2019	1,515.00	586,000
100	Gold Future, Maturing December 2019 +	Wedbush	15,400,000	11/25/2019	1,540.00	787,000
50	Gold Future, Maturing January 2020 +	Wedbush	6,950,000	12/26/2019	1,390.00	31,500
100	Gold Future, Maturing January 2020 +	Wedbush	14,200,000	12/26/2019	1,420.00	121,000
100	Gold Future, Maturing January 2020 +	Wedbush	15,000,000	12/26/2019	1,500.00	504,000
300	Gold Future, Maturing January 2020 +	Wedbush	48,000,000	12/26/2019	1,600.00	3,933,000
300	Gold Future, Maturing March 2020 +	Wedbush	49,350,000	2/25/2020	1,645.00	5,277,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $15,499,689)					14,756,074

	TOTAL OPTIONS WRITTEN (Premiums Received - $64,697,150)					$45,738,464

*	Non-income producing security.

^	All collateral for open options and futures contracts consists of cash.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited.

**	Rate shown represents the rate at September 30, 2019, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

FUTURE CONTRACTS
		Number of	Expiration	Notional Amount/	Unrealized
Description	Counterparty	Contracts	Date	Value	Appreciation
Short
Crude Oil Future November 2019 +	Wedbush	151	10/22/2019	$8,164,570	579,364

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	PURCHASED OPTIONS - 14.9% *
	CALL OPTIONS PURCHASED - 4.4%
1,000	S&P 500 Index Future, Maturing December 2019	Wedbush	$746,250,000	10/11/2019	$2,985	$6,150,000
500	S&P 500 Index Future, Maturing December 2019	HSBC	374,375,000	10/11/2019	2,995	2,362,500
1,000	S&P 500 Index Future, Maturing December 2019	Wedbush	771,250,000	10/11/2019	3,085	75,000
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	772,500,000	10/11/2019	3,090	62,500
500	S&P 500 Index Future, Maturing December 2019	HSBC	386,875,000	10/11/2019	3,095	25,000
250	S&P 500 Index Future, Maturing December 2019	HSBC	181,875,000	10/18/2019	2,910	5,500,000
250	S&P 500 Index Future, Maturing December 2019	HSBC	186,562,500	10/18/2019	2,985	2,068,750
500	S&P 500 Index Future, Maturing December 2019	HSBC	385,625,000	10/18/2019	3,085	156,250
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	775,000,000	10/18/2019	3,100	175,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $21,351,250)					16,575,000

	PUT OPTIONS PURCHASED - 10.5%
500	S&P 500 Index Future, Maturing December 2019	Wedbush	351,250,000	10/4/2019	2,810	68,750
500	S&P 500 Index Future, Maturing December 2019	HSBC	357,500,000	10/4/2019	2,860	137,500
500	S&P 500 Index Future, Maturing December 2019	Wedbush	363,750,000	10/4/2019	2,910	418,750
500	S&P 500 Index Future, Maturing December 2019	Wedbush	373,125,000	10/4/2019	2,985	2,525,000
500	S&P 500 Index Future, Maturing December 2019	HSBC	379,375,000	10/4/2019	3,035	7,150,000
500	S&P 500 Index Future, Maturing December 2019	RBC	358,750,000	10/18/2019	2,870	1,637,500
500	S&P 500 Index Future, Maturing December 2019	RBC	362,500,000	10/18/2019	2,900	2,225,000
500	S&P 500 Index Future, Maturing December 2019	RBC	380,625,000	10/18/2019	3,045	9,100,000
500	S&P 500 Index Future, Maturing December 2019	RBC	384,375,000	10/18/2019	3,075	12,287,500
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	575,000,000	11/15/2019	2,300	325,000
1,000	S&P 500 Index Future, Maturing December 2019	Wedbush	575,000,000	11/29/2019	2,300	512,500
500	S&P 500 Index Future, Maturing March 2019	Wedbush	287,500,000	12/20/2019	2,300	456,250
500	S&P 500 Index Future, Maturing March 2019	HSBC	287,500,000	12/31/2019	2,300	587,500
1,000	S&P 500 Index Future, Maturing March 2019	HSBC, Wedbush	575,000,000	1/17/2020	2,300	1,700,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $51,145,625)					39,131,250

	TOTAL PURCHASED OPTIONS (Cost - $72,496,875)					55,706,250

	PRIVATE INVESTMENT FUND - 10.0%
	Prime Meridian Income QP Fund, LP # +					37,418,151
	TOTAL PRIVATE INVESTMENT FUND (Cost - $35,095,711)					37,418,151

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITY - 13.4%
$50,000,000	United States Treasury Note ^		1.375	1/31/2020		49,907,226
	TOTAL UNITED STATES GOVERNMENT SECURITY (Cost - $49,891,590)					49,907,226

	SHORT-TERM INVESTMENTS - 52.7%
	MONEY MARKET FUNDS - 52.7%
196,571,944	First American Government Obligations Portfolio- Institutional Class 1.89% ** ^					196,571,944
	TOTAL SHORT-TERM INVESTMENTS (Cost - $196,571,944)					196,571,944

	TOTAL INVESTMENTS - 91.0% (Cost - $354,056,120)					$339,603,571
	OTHER ASSETS LESS LIABILITIES - 9.0%					33,606,436
	NET ASSETS - 100.0%					$373,210,007

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - (10.8)% *
	CALL OPTIONS WRITTEN - (9.9)%
2,000	S&P 500 Index Future, Maturing December 2019	Wedbush	$1,505,000,000	10/11/2019	$3,010	5,850,000
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	755,000,000	10/11/2019	3,020	2,000,000
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	762,500,000	10/11/2019	3,050	475,000
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	752,500,000	10/18/2019	3,010	4,825,000
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	767,500,000	10/18/2019	3,070	587,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $45,587,624)					$13,737,500

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - (10.8)% * (Continued)
	PUT OPTIONS WRITTEN - (0.9)%
1,000	S&P 500 Index Future, Maturing December 2019	Wedbush	$715,000,000	10/4/2019	$2,860	$275,000
1,000	S&P 500 Index Future, Maturing December 2019	HSBC	740,000,000	10/4/2019	2,960	2,850,000
500	S&P 500 Index Future, Maturing December 2019	Wedbush	379,375,000	10/4/2019	3,035	7,150,000
500	S&P 500 Index Future, Maturing December 2019	RBC	325,000,000	10/18/2019	2,600	137,500
1,000	S&P 500 Index Future, Maturing December 2019	RBC	742,500,000	10/18/2019	2,970	8,525,000
1,000	S&P 500 Index Future, Maturing December 2019	RBC	750,000,000	10/18/2019	3,000	11,475,000
500	S&P 500 Index Future, Maturing December 2019	HSBC	333,750,000	10/18/2019	2,670	625,000
500	S&P 500 Index Future, Maturing December 2019	HSBC	333,750,000	10/31/2019	2,670	1,250,000
250	S&P 500 Index Future, Maturing December 2019	Wedbush	167,812,500	11/15/2019	2,685	687,500
250	S&P 500 Index Future, Maturing December 2019	Wedbush	168,437,500	11/15/2019	2,695	731,250
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $46,024,691)					$33,706,250
	TOTAL OPTIONS WRITTEN (Premiums Received - $91,612,315)					$47,443,750

LP - Limited Partnership

HSBC - Hongkong and Shanghai Banking Corporation

RBC - Royal Bank of Canada

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2019, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 10.0% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 4.1%
	COMMERCIAL SERVICES - 1.5%
$685,000	Huron Consulting Group, Inc.	1.250	10/1/2019	$683,959

	INTERNET - 0.4%
160,000	Twitter, Inc.	1.000	9/15/2021	157,900

	RETAIL - 2.2%
1,281,000	EZCORP, Inc.	2.375	5/1/2025	1,021,662

	TOTAL CONVERTIBLE BONDS (Cost - $1,941,516)			1,863,521

	CORPORATE BONDS - 92.0%
	AEROSPACE/DEFENSE - 8.9%
740,000	Arconic, Inc.	5.400	4/15/2021	765,815
3,231,000	TransDigm, Inc.	6.000	7/15/2022	3,287,542
				4,053,357
	COMMERCIAL SERVICES - 2.7%
1,191,000	United Rentals North America, Inc.	4.625	7/15/2023	1,221,787

	COMPUTERS - 6.0%
1,305,000	Leidos Holdings, Inc.	4.450	12/1/2020	1,327,837
1,422,000	NCR Corp.	5.875	12/15/2021	1,437,998
				2,765,835
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
1,847,000	Oppenheimer Holdings, Inc.	6.750	7/1/2022	1,907,027

	ELECTRIC - 11.4%
1,844,000	DPL, Inc.	7.250	10/15/2021	1,984,605
3,240,000	Xcel Energy, Inc.	4.700	5/15/2020	3,250,598
				5,235,203
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
960,000	WESCO Distribution, Inc.	5.375	12/15/2021	969,600

	HEALTHCARE-SERVICES - 9.1%
2,080,000	Centene Corp.	5.625	2/15/2021	2,110,597
2,029,000	Universal Health Services, Inc.	4.750	8/1/2022	2,049,290
				4,159,887
	INTERNET - 0.0%
15,000	VeriSign, Inc.	4.625	5/1/2023	15,285

	INVESTMENT COMPANIES - 7.3%
3,303,000	Icahn Enterprises Finance Corp.	5.875	2/1/2022	3,346,352

	IRON/STEEL - 2.7%
1,243,000	Steel Dynamics, Inc.	5.125	10/1/2021	1,248,979

	LEISURE TIME - 0.3%
105,000	Brunswick Corp.	7.375	9/1/2023	119,675

	REAL ESTATE INVESTMENT TRUSTS - 14.8%
1,923,000	CyrusOne LP	5.000	3/15/2024	1,995,112
4,062,000	Equinix, Inc.	5.375	1/1/2022	4,163,550
600,000	Sabra Health Care LP	5.375	6/1/2023	611,715
				6,770,377
	RETAIL - 15.0%
4,178,000	Carvana Co.	8.875	10/1/2023	4,322,977
2,525,000	Lowe’s Cos., Inc.	4.625	4/15/2020	2,530,224
				6,853,201

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 92.0% (Continued)
	SEMICONDUCTORS - 3.8%
$35,000	Broadcom Corp.	2.500	8/15/2022	$35,041
1,720,000	Broadcom Corp.	3.125	1/15/2025	1,709,179
				1,744,220
	SOFTWARE - 3.7%
585,000	CA, Inc.	3.600	8/15/2022	596,858
1,061,000	CA, Inc.	4.500	8/15/2023	1,106,000
				1,702,858

	TOTAL CORPORATE BONDS (Cost - $41,907,306)			42,113,643

	TOTAL INVESTMENTS - 96.1% (Cost - $43,848,822)			$43,977,164
	OTHER ASSETS LESS LIABILITIES - 3.9%			1,800,950
	NET ASSETS - 100.0%			$45,778,114

LP - Limited Partnership

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	OPEN ENDED FUNDS - 82.2%
98,735	Catalyst Enhanced Income Strategy Fund +	$1,106,821
16,443	Catalyst/CIFC Floating Rate Income Fund +	157,357
56,413	Rational Special Situations Income Fund +	1,127,130
	TOTAL OPEN ENDED FUNDS (Cost - $2,384,554)	2,391,308

	SHORT-TERM INVESTMENTS - 1.6%
47,485	First American Government Obligations Portfolio- Institutional Class 1.89% *	47,485
	TOTAL SHORT-TERM INVESTMENTS (Cost - $47,485)	47,485

	TOTAL INVESTMENTS - 83.8% (Cost - $2,432,039)	$2,438,793
	OTHER ASSETS LESS LIABILITIES - 16.2%	465,645
	NET ASSETS - 100.0%	$2,904,438

*	Rate shown represents the rate at September 30, 2019, is subject to change and resets daily.

+	Affiliated issuer.

TOTAL RETURN SWAPS - 6.4%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

							Unrealized
		Notional		Expiration	Pay/Receive	Upfront	Appreciation/
Shares	Reference Entity	Amount	Counterparty	Date	Fixed Rate	Payments	Depreciation
537	BNP Paribas Catalyst Systematic Index **	$900,000	BNP Paribas	2/13/2020	0.5000%	—	$80,297
1,398	BNP Paribas Catalyst Systematic Index **	2,450,000	BNP Paribas	3/2/2020	0.5000%	—	105,972
							$186,269

**	This security is held by CSACS Fund Ltd.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

BNP Paribas Catalyst Systematic Index Swap Holdings Top 50 Holdings ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted %

	OPEN LONG FUTURES CONTRACTS
16	10 year US Future	BNP Paribas	$2,149,565	December-19		$(22,949)	7.75%
7	CMX Gold Future	BNP Paribas	1,095,151	December-19		(40,458)	3.95%
3	CMX Gold Future	BNP Paribas	514,202	April-20		(18,653)	1.85%
18	E10 Future	BNP Paribas	3,440,508	December-19		(39,620)	12.41%
48	Eurostoxx 50 Future	BNP Paribas	1,918,157	December-19		86,266	6.92%
3	ICE Brent Crude Future	BNP Paribas	153,143	December-19		2,069	0.55%
14	LME Aluminium HG Future	BNP Paribas	609,595	January-20		(13,620)	2.20%
1	LME Copper Future	BNP Paribas	161,250	December-19		1,271	0.58%
3	LME Nickel Future	BNP Paribas	314,951	March-20		(14,681)	1.14%
2	LME Zinc Future	BNP Paribas	108,188	January-20		8,672	0.39%
13	Nikkei Future	BNP Paribas	1,266,750	December-19		75,968	4.57%
331	NYMEX Heating Oil Future	BNP Paribas	256,329	March-20		3,536	0.92%
20	NYMEX Natural Gas Future	BNP Paribas	509,042	March-20		6,381	1.84%
7	NYMEX Natural Gas Future	BNP Paribas	158,738	April-20		488	0.57%
5	NYMEX WTI Crude Future	BNP Paribas	252,888	January-20		(2,148)	0.91%
3	NYMEX WTI Crude Future	BNP Paribas	175,129	February-20		(1,498)	0.63%
7	S&P 500 Future	BNP Paribas	1,034,632	December-19		18,744	3.73%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					49,768

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(14)	CBOE VIX Future	BNP Paribas	(242,889)	October-19		25,967	0.88%
(257)	CMX Copper Future	BNP Paribas	(165,671)	December-19		(1,753)	0.60%
(3)	CMX Gold Future	BNP Paribas	(514,129)	February-20		18,781	1.85%
(5)	Emerging Future	BNP Paribas	(227,198)	December-19		(3,734)	0.82%
(7)	HSCEI Future	BNP Paribas	(452,897)	October-19		(5,159)	1.63%
(3)	ICE Brent Crude Future	BNP Paribas	(157,899)	January-20		(1,527)	0.57%
(14)	LME Aluminium HG Future	BNP Paribas	(611,738)	November-19		10,219	2.21%
(3)	LME Nickel Future	BNP Paribas	(315,024)	January-20		14,512	1.14%
(3)	LME Zinc Future	BNP Paribas	(179,970)	November-19		(16,542)	0.65%
(325)	NYMEX Heating Oil Future	BNP Paribas	(256,639)	January-20		(5,245)	0.93%
(6)	NYMEX Natural Gas Future	BNP Paribas	(149,824)	November-19		(387)	0.54%
(19)	NYMEX Natural Gas Future	BNP Paribas	(505,803)	January-20		(6,645)	1.82%
(8)	NYMEX WTI Crude Future	BNP Paribas	(429,344)	November-19		6,414	1.55%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					34,901

					Exercise
Contracts					Price	Value
	OPTIONS PURCHASED
	CALL OPTIONS PURCHASED
54	S&P 500 Index	BNP Paribas	161,227	10/25/2019	$2,988.21	$1,066	0.58%
111	S&P 500 Index	BNP Paribas	332,520	11/1/2019	2,990.23	3,096	1.20%
114	S&P 500 Index	BNP Paribas	340,468	11/8/2019	2,989.15	3,914	1.23%
48	S&P 500 Index	BNP Paribas	143,494	11/15/2019	2,988.53	1,910	0.52%
	TOTAL CALL OPTIONS PURCHASED					9,986

	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
25	S&P 500 Index	BNP Paribas	78,354	10/25/2019	$3,126.50	$—	0.28%
25	S&P 500 Index	BNP Paribas	76,965	10/25/2019	3,134.11	—	0.28%
24	S&P 500 Index	BNP Paribas	76,659	10/25/2019	3,141.37	—	0.28%
26	S&P 500 Index	BNP Paribas	76,668	11/15/2019	2,989.69	(1,001)	0.28%
26	S&P 500 Index	BNP Paribas	78,354	11/15/2019	2,997.95	(892)	0.28%
26	S&P 500 Index	BNP Paribas	80,549	11/15/2019	3,064.43	(195)	0.29%
26	S&P 500 Index	BNP Paribas	79,372	11/15/2019	3,070.57	(161)	0.29%
27	S&P 500 Index	BNP Paribas	82,321	11/15/2019	3,072.90	(156)	0.30%
25	S&P 500 Index	BNP Paribas	78,604	11/15/2019	3,114.46	(42)	0.28%
27	S&P 500 Index	BNP Paribas	84,526	11/15/2019	3,139.17	(21)	0.30%
26	S&P 500 Index	BNP Paribas	83,291	11/15/2019	3,145.46	(18)	0.30%
27	S&P 500 Index	BNP Paribas	86,385	11/15/2019	3,147.85	(17)	0.31%
	TOTAL CALL OPTIONS WRITTEN					(2,503)

	PUT OPTIONS WRITTEN
48	S&P 500 Index	BNP Paribas	143,494	11/15/2019	$2,988.53	$(1,910)	0.52%
54	S&P 500 Index	BNP Paribas	161,227	10/25/2019	2,988.21	(1,066)	0.58%
111	S&P 500 Index	BNP Paribas	332,520	11/1/2019	2,990.23	(3,096)	1.20%
114	S&P 500 Index	BNP Paribas	340,468	11/8/2019	2,989.15	(3,914)	1.23%
	TOTAL PUT OPTIONS WRITTEN					(9,986)

	TOTAL OPTIONS WRITTEN					(12,489)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 97.4%
	ADVERTISING - 0.5%
103	Trade Desk, Inc. *	$19,318

	AEROSPACE/DEFENSE - 1.8%
737	Arconic, Inc.	19,162
132	Boeing, Co.	50,222
		69,384
	APPAREL - 0.2%
264	Kontoor Brands, Inc.	9,266

	AUTO MANUFACTURERS - 1.1%
3,116	Fiat Chrysler Automobiles NV	40,352

	BANKS - 0.2%
518	Richmond Mutual Bancorporation, Inc. *	7,247

	BEVERAGES - 2.0%
2,520	Keurig Dr. Pepper, Inc.	68,846
280	Luckin Coffee, Inc. - ADR *	5,320
		74,166
	BIOTECHNOLOGY - 4.2%
140	10x Genomics, Inc. *	7,056
172	Apellis Pharmaceuticals, Inc. *	4,144
702	Celgene Corp. *	69,709
939	Coteva, Inc.	26,292
329	Exagen, Inc. *	5,096
315	Genmab A/S - ADR *	6,382
211	Guardant Health, Inc. *	13,468
250	IGM Biosciences, Inc. *	4,438
445	NextCure, Inc. *	13,728
333	Satsuma Pharmaceuticals, Inc. *	4,998
260	Springworks Therapeutics, Inc. *	5,637
		160,948
	CHEMICALS - 1.8%
1,055	Dow, Inc.	50,271
96	DuPont De Nemours, Inc.	6,846
558	Valvoline, Inc.	12,293
		69,410
	COMMERCIAL SERVICES - 8.5%
325	Afya Ltd. *	8,333
159	Avalara, Inc. *	10,699
271	BrightView Holdings, Inc. *	4,648
177	Evo Payments, Inc. *	4,977
899	IHS Markit Ltd. *	60,125
1,902	PayPal Holdings, Inc. *	197,028
422	TransUnion	34,228
		320,038
	COMPUTERS - 3.5%
274	Crowdstrike Holdings, Inc. * ^	15,977
552	Dell Technologies, Inc. *	28,627
238	Endava PLC - ADR *	9,008
3,011	Hewlett Packard Enterprise Co. ^	45,677

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	COMPUTERS - 3.5% (Continued)
430	Parsons Corp. *	$14,181
477	Perspecta, Inc.	12,459
370	Ping Identity Holding Corp. *	6,383
		132,312
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
275	Assetmark Financial Holdings, Inc. *	7,164
125	Hamilton Lane, Inc.	7,120
130	Intercorp Financial Services *	5,360
370	Oportun Financial Corp. *	6,001
774	Santander Consumer USA Holdings, Inc.	19,745
250	Tradeweb Markets, Inc.	9,245
		54,635
	ELECTRIC - 4.2%
688	Evergy, Inc.	45,793
773	Sempra Energy	114,103
		159,896
	ELECTRONICS - 1.4%
565	Keysight Technologies, Inc. *	54,946

	ENERGY-ALTERNATE SOURCES - 0.1%
505	Sunnova Energy International, Inc. *	5,429

	ENGINEERING & CONSTRUCTION - 0.5%
162	Arcosa, Inc.	5,542
246	frontdoor, Inc. *	11,948
		17,490
	ENTERTAINMENT - 0.3%
98	Marriott Vacations Worldwide Corp.	10,154

	FOOD - 8.5%
865	Congra Brands, Inc.	26,538
1,358	General Mills, Inc.	74,853
250	Grocery Outlet Holding Corp. *	8,670
558	Hershey Co.	86,484
317	Performance Food Group Co. *	14,585
932	Tyson Foods, Inc.	80,282
726	US Foods Holding Corp. *	29,839
		321,251
	HEALTHCARE PRODUCTS - 11.6%
180	Adaptive Biotechnologies Corp. *	5,562
1,091	Alcon, Inc. *	63,594
726	Avantor, Inc. *	10,672
1,250	Avedro, Inc. *	28,375
245	Envista Holdings Corp. *	6,831
106	Glaukos Corp. *	6,626
428	Inmode Ltd. *	9,206
224	Inspire Medical Systems, Inc. *	13,668
87	Penumbra, Inc. *	11,701
208	Silk Road Medical, Inc. *	6,766
240	SmileDirectClub, Inc. *	3,331
616	Stryker Corp.	133,241
482	Thermo Fisher Scientific, Inc.	140,392
		439,965

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	HEALTHCARE SERVICES - 1.6%
300	Castle Biosciences, Inc. *	$5,427
321	IQVIA Holdings, Inc. *	47,951
80	Medpace Holdings, Inc. *	6,723
		60,101
	INSURANCE - 1.8%
1,334	AXA Equitable Holdings, Inc.	29,561
290	Brighthouse Financial, Inc. *	11,736
98	Goosehead Insurance, Inc.	4,836
350	Palomar Holdings, Inc. * ^	13,797
435	ProSight Global, Inc. *	8,422
		68,352
	INTERNET - 10.8%
259	Cargurus, Inc. *	8,016
304	CDW Corp.	37,465
520	HeadHunter Group PLC - ADR	10,031
669	Lyft, Inc. *	27,322
689	Match Group, Inc.	49,222
251	Okta, Inc. *	24,713
340	Pinterest, Inc. * ^	8,993
322	Roku, Inc. *	32,767
3,039	Snap, Inc. *	48,016
291	Spotify Technology SA *	33,174
309	Stitch Fix, Inc. * ^	5,948
1,481	Twitter, Inc. *	61,017
1,406	Uber Technologies, Inc. * ^	42,841
164	Wayfair, Inc. *	18,388
		407,913
	INVESTMENT COMPANIES - 0.2%
395	Owl Rock Capital Corp.	6,229

	LEISURE PRODUCTS - 0.6%
272	Acushnet Holdings Corp.	7,181
350	Peloton Interactive, Inc. *	8,785
184	YETI Holdings, Inc. * ^	5,152
		21,118
	LODGING - 0.2%
193	Hilton Grand Vacations, Inc. *	6,176

	MEDIA - 3.4%
1,937	Altice USA, Inc. *	55,553
17	Cable One, Inc.	21,330
1,019	Fox Corp.	32,134
459	Liberty Media Corp. *	19,090
		128,107
	PHARMACEUTICALS - 4.1%
330	Arvinas, Inc. *	7,112
712	Elanco Animal Health, Inc. *	18,932
466	Harpoon Therapeutics, Inc. *	6,366
500	Milestone Pharmaceuticals, Inc. *	8,650
95	MyoKardia, Inc. *	4,954
85	Reata Pharmaceuticals, Inc. *	6,825
5,215	Takeda Pharmaceutical Co. Ltd. - ADR	89,698
295	Turning Point Therapeutics, Inc. *	11,092
		153,629

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	PIPELINES - 1.3%
701	Cheniere Energy, Inc. *	$44,205
345	Rattler Midstream LP *	6,148
		50,353
	PRIVATE EQUITY - 0.7%
473	Apollo Global Management LLC	17,889
570	Victory Capital Holdings, Inc.	8,767
		26,656
	REAL ESTATE - 0.4%
480	Cushman & Wakefield PLC *	8,894
375	Postal Realty Trust, Inc.	5,940
		14,834
	REAL ESTATE INVESTMENT TRUSTS - 2.1%
418	Americold Realty Trust	15,495
500	Essential Properties Realty Trust, Inc.	11,455
301	JBG Smith Properties	11,802
648	MGM Growth Properties LLC	19,472
1,006	VICI Properties, Inc.	22,786
		81,010
	RETAIL - 2.7%
305	BJ’s Wholesale Club Holdings, Inc. *	7,890
145	Burlington Stores, Inc. *	28,974
452	Carvana Co. * ^	29,832
295	Floor & Décor Holdings, Inc. *	15,089
387	Kura Sushi USA, Inc. *	7,593
325	Yum China Holdings, Inc.	14,765
		104,143
	SOFTWARE - 11.6%
415	9F, Inc. - ADR *	4,631
136	Alteryx, Inc. *	14,611
92	Appfolio, Inc. *	8,753
152	Appian Corp. *	7,220
250	Arco Platform Ltd. *	12,673
334	Black Knight, Inc. *	20,394
152	Blackline, Inc. *	7,267
319	Ceridian HCM Holding, Inc. *	15,749
464	Change Healthcare, Inc. *	5,605
410	CloudFlare, Inc. * ^	7,614
136	Coupa Software, Inc. * ^	17,622
190	Datadog, Inc. *	6,443
375	DocuSign, Inc. *	23,220
898	Dropbox, Inc. *	18,113
450	Dynatrace, Inc. *	8,402
300	Fastly, Inc. *	7,200
692	Fidelity National Information Services, Inc.	91,870
582	Fiserv, Inc. *	60,289
480	GSX Techedu, Inc. - ADR *	7,349
235	Health Catalyst, Inc. *	7,435
164	MongoDB, Inc. *	19,759
200	Phreesia, Inc. *	4,848
179	Slack Technologies, Inc. *	4,248
858	SolarWinds Corp. * ^	15,830

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	SOFTWARE - 11.6% (Continued)
294	SVMK, Inc. *	$5,027
244	Twilio, Inc. *	26,830
123	Zoom Video Communications, Inc. * ^	9,373
		438,375
	TELECOMMUNICATIONS - 4.0%
719	Switch, Inc. ^	11,231
2,292	Verizon Communications, Inc.	138,345
		149,576
	TRANSPORTATION - 0.1%
211	Schneider National, Inc.	4,583

	TOTAL COMMON STOCK (Cost - $3,487,000)	3,687,362

	COLLATERAL FOR SECURITIES LOANED - 6.0%
227,797	Mount Vernon Liquid Assets Portfolio LLC, 2.13% + #	227,797
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $227,797)

	TOTAL INVESTMENTS - 103.4% (Cost - $3,714,797)	$3,915,159
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(129,991)
	NET ASSETS - 100.0%	$3,785,168

*	Non-income producing security.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

+	Variable rate security. Interest rate is as of September 30, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $225,487 at September 30, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	COMMON STOCK - 23.5%
	REITS - 23.5%
5,380	Arbor Realty Trust, Inc.	$70,532
1,910	Blackstone Mortgage Trust, Inc.	68,474
3,700	Granite Point Mortgage Trust, Inc.	69,338
2,390	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	69,669
3,490	KKR Real Estate Finance Trust, Inc.	68,160
4,040	Ladder Capital Corp.	69,771
9,390	MFA Financial, Inc.	69,110
4,620	New Residential Investment Corp.	72,442
11,570	New York Mortgage Trust, Inc.	70,461
1,470	NexPoint Residential Trust, Inc.	68,737
3,130	PennyMac Mortgage Investment Trust	69,580
4,160	Redwood Trust, Inc.	68,266
2,850	Starwood Property Trust, Inc.	69,027
3,430	TPG RE Finance Trust, Inc.	68,051
5,180	Two Harbors Investment Corp.	68,013
	TOTAL COMMON STOCK (Cost - $1,032,998)	1,039,631

	EXCHANGE TRADED FUNDS - 33.7%
	DEBT FUNDS - 33.7%
7,540	iShares Convertible Bond ETF	438,376
5,540	iShares MBS ETF	599,982
8,450	Vanguard Mortgage-Backed Securities ETF	450,047
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,496,651)	1,488,405

	OPEN ENDED FUND - 10.1%
	DEBT FUND - 10.1%
34,833	AlphaCentric Income Opportunities Fund ^	448,650
	TOTAL OPEN ENDED FUND (Cost - $449,000)	448,650

	SHORT-TERM INVESTMENTS - 10.1%
448,134	First American Government Obligations Portfolio- Institutional Class 1.89% * #	$448,134
	TOTAL SHORT-TERM INVESTMENTS (Cost - $448,134)

	TOTAL INVESTMENTS - 77.4% (Cost - $3,426,783)	$3,424,820
	OTHER ASSETS LESS LIABILITIES - 22.6%	999,184
	NET ASSETS - 100.0%	$4,424,004

*	Rate shown represents the rate at September 30, 2019, is subject to change and resets daily.

#	All or portion of this security is segregated as collateral for open future contracts.

^	Affiliated

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.0%
9	CBOE VIX Future	$164,925	December-19	$(2,925)
7	Live Cattle Future +	308,840	December-19	4,625
10	Wheat Future +	247,875	December-19	375
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURE CONTRACTS			2,075

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.1%
(5)	EURO FX Currency Future	(685,156)	December-19	6,009
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURE CONTRACTS			6,009
	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$8,084

+	All of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.4%
	ADVERTISING - 2.9%
44,000	Trade Desk, Inc. *	$8,252,200

	AEROSPACE/DEFENSE - 5.7%
30,000	Lockheed Martin Corp.	11,701,800
8,500	TransDigm Group, Inc.	4,425,695
		16,127,495
	CHEMICALS - 5.5%
80,000	Linde PLC	15,497,600

	COMMERCIAL SERVICES - 2.7%
38,000	Moody’s Corp.	7,783,540

	COSMETICS/PERSONAL CARE - 4.8%
110,000	Procter & Gamble Co.	13,681,800

	ELECTRIC - 3.4%
200,000	Exelon Corp. ^	9,662,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.2%
162,000	Ametek, Inc.	14,874,840

	ELECTRONICS - 3.3%
55,000	Honeywell International, Inc.	9,306,000

	FOOD - 3.9%
71,000	Hershey Co.	11,004,290

	HEALTHCARE PRODUCTS - 12.4%
182,000	Abbott Laboratories	15,227,940
45,000	Haemonetics Corp. *	5,676,300
45,000	Medtronic PLC	4,887,900
28,000	Teleflex, Inc.	9,513,000
		35,305,140
	INSURANCE - 10.7%
271,000	Aflac, Inc.	14,178,720
84,000	Aon PLC	16,259,880
		30,438,600
	LODGING - 4.4%
133,000	Hilton Worldwide Holdings, Inc.	12,383,630

	PRIVATE EQUITY - 2.7%
155,000	The Blackstone Group, Inc.	7,570,200

	REAL ESTATE INVESTMENT TRUSTS - 6.4%
82,000	American Tower Corp. ^	18,132,660

	SEMICONDUCTORS - 11.0%
50,000	KLA-Tencor Corp. ^	7,972,500
495,000	Marvell Technology Group Ltd.	12,360,150
185,000	Teradyne, Inc.	10,713,350
		31,046,000

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.4% (Continued)
	SOFTWARE - 14.4%
65,000	Akamai Technologies, Inc. *	$5,939,700
70,000	Aspen Technology, Inc. *	8,615,600
82,000	Coupa Software, Inc. * ^	10,624,740
74,000	Paycom Software, Inc. *	15,502,260
		40,682,300
	TOTAL COMMON STOCK (Cost - $257,952,263)	281,748,295

	COLLATERAL FOR SECURITIES LOANED - 6.3%
17,873,974	Mount Vernon Liquid Assets Portfolio LLC, 2.13% + #	17,873,974
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $17,873,974)

	TOTAL INVESTMENTS - 105.7% (Cost - $275,826,237)	$299,622,269
	LIABILITES IN EXCESS OF OTHER ASSETS - (5.7)%	(16,094,731)
	NET ASSETS - 100.0%	$283,527,538

*	Non-income producing security.

LLC - Limited Liability Company

PLC - Public Limited Company

+	Variable rate security. Interest rate is as of September 30, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $17,617,691 at September 30, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.4%
	AIRLINES - 3.3%
45,000	JetBlue Airways Corp. *	$753,750

	APPAREL - 3.2%
26,000	Wolverine World Wide, Inc.	734,760

	BIOTECHNOLOGY - 3.5%
8,000	Ligand Pharmaceuticals, Inc. *	796,320

	BUILDING MATERIALS - 3.3%
18,400	Masco Corp.	766,912

	COMMERCIAL SERVICES - 3.3%
9,000	ManpowerGroup, Inc.	758,160

	DIVERSIFIED FINANCIAL SERIVCES - 6.6%
6,500	American Express Co.	768,820
17,000	E*TRADE Financial Corp.	742,730
		1,511,550
	ELECTRONICS - 6.9%
22,000	Jabil, Inc.	786,940
7,750	Tech Data Corp. *	807,860
		1,594,800
	ENTERTAINMENT - 3.4%
7,500	Marriott Vacations Worldwide Corp.	777,075

	FOOD - 3.2%
7,000	Post Holdings, Inc. *	740,880

	HEALTHCARE SERVICES - 3.2%
5,000	Universal Health Services, Inc.	743,750

	HOME BUILDERS - 3.7%
16,000	D.R. Horton, Inc.	843,360

	HOME FURNISHINGS - 3.3%
11,900	Dolby Laboratories, Inc.	769,216

	INTERNET - 2.8%
9,000	Match Group, Inc. ^	642,960

	MEDIA - 6.8%
29,000	Altice USA, Inc. *	831,720
45,000	MSG Networks, Inc. *	729,900
		1,561,620
	OFFICE/BUSINESS EQUIPMENT - 3.4%
3,800	Zebra Technologies Corp. * ^	784,206

	OIL & GAS - 13.2%
61,500	Marathon Oil Corp.	754,605
9,200	Murphy USA, Inc. *	784,760
25,000	PDC Energy, Inc. *	693,750
75,000	WPX Energy, Inc. *	794,250
		3,027,365

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 3.3%
3,100	SBA Communications Corp.	$747,565

	RETAIL - 13.6%
35,000	Caleres, Inc.	819,350
18,000	Geneseco, Inc. *	720,360
9,000	Jack in the Box, Inc.	820,080
7,200	Target Corp.	769,752
		3,129,542
	SOFTWARE - 9.4%
5,500	Microsoft Corp.	764,665
13,000	Oracle Corp.	715,390
22,000	Teradata Corp. *	682,000
		2,162,055
	TOTAL COMMON STOCK (Cost - $22,820,432)	22,845,846

	COLLATERAL FOR SECURITIES LOANED - 2.0%
455,251	Mount Vernon Liquid Assets Portfolio LLC, 2.13% + #	455,251
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $455,251)

	TOTAL INVESTMENTS - 101.4% (Cost - $23,275,683)	$23,301,097
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(314,783)
	NET ASSETS - 100.0%	$22,986,314

*	Non-income producing security.

+	Variable rate security. Interest rate is as of September 30, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $448,887 at September 30, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 96.5%
	REAL ESTATE INVESTMENT TRUSTS - 96.5%
	DIVERSIFIED - 6.8%
7,290	New Residential Investment Corp.	$114,307

	MORTGAGE - 89.3%
1,280	AG Mortgage Investment Trust, Inc.	19,392
10,545	AGNC Investment Corp.	169,669
27,510	Annaly Capital Management, Inc.	242,088
4,680	Anworth Mortgage Asset Corp.	15,444
3,840	Apollo Commercial Real Estate Finance, Inc.	73,613
2,100	Arbor Realty Trust, Inc.	27,531
1,280	Ares Commercial Real Estate Corp.	19,494
1,820	Armour Residential REIT, Inc.	30,485
3,070	Blackstone Mortgage Trust, Inc. ^	110,060
2,200	Capstead Mortgage Corp.	16,170
1,160	Cherry Hill Mortgage Investment Corp.	15,196
4,000	Chimera Investment Corp.	78,240
1,233	Dynex Capital, Inc.	18,224
1,120	Exantas Capital Corp.	12,734
2,340	Granite Point Mortgage Trust, Inc.	43,852
3,380	Invesco Mortgage Capital, Inc.	51,748
1,940	KKR Real Estate Finance Trust, Inc.	37,888
2,480	Ladder Capital Corp.	42,830
10,400	MFA Financial, Inc.	76,544
6,760	New York Mortgage Trust, Inc.	41,168
1,320	Orchid Island Capital, Inc.	7,590
1,620	PennyMac Mortgage Investment Trust	36,013
3,010	Redwood Trust, Inc. ^	49,394
5,510	Starwood Property Trust, Inc.	133,452
2,510	TPG RE Finance Trust, Inc.	49,798
5,940	Two Harbors Investment Corp.	77,992
1,720	Western Asset Mortgage Capital Corp.	16,598
		1,513,207
	STORAGE - 0.4%
360	Jernigan Capital, Inc.	6,930

	TOTAL COMMON STOCK (Cost - $1,720,413)	1,634,444

	SHORT-TERM INVESTMENTS - 0.4%
7,060	First American Government Obligations Fund - Institutional Class, 1.89% *	7,060
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,060)

	COLLATERAL FOR SECURITIES LOANED - 9.5%
161,567	Mount Vernon Liquid Assets Portfolio LLC, 2.13% + #	161,567
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $161,567)

	TOTAL INVESTMENTS - 106.4% (Cost - $1,889,040)	$1,803,071
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%	(108,557)
	NET ASSETS - 100.0%	$1,694,514

*	Rate shown represents the rate at September 30, 2019, is subject to change and resets daily.

+	Variable rate security. Interest rate is as of September 30, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $157,834 at September 30, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 8.9%
17,618	SPDR Portfolio Short Term Corporate Bond ETF			$543,515
7,248	Vanguard Short-Term Corporate Bond ETF			587,451
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,119,361)			1,130,966

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 70.7%
	ADVERTISING - 0.6%
$75,000	Omnicom Group, Inc.	4.450	8/15/2020	76,500

	AEROSPACE/DEFENSE - 0.1%
10,000	Lockheed Martin Corp.	4.250	11/15/2019	10,024

	AUTO MANUFACTURERS - 4.3%
250,000	Ford Motor Credit Co. LLC	2.597	11/4/2019	249,994
150,000	Ford Motor Credit Co. LLC	2.681	1/9/2020	149,999
150,000	General Motors Financial Co., Inc.	2.350	10/4/2019	150,000
				549,993
	BANKS - 16.7%
250,000	BB&T Corp.	2.625	6/29/2020	250,918
250,000	Citigroup, Inc.	2.400	2/18/2020	250,242
100,000	Citigroup, Inc.	5.375	8/9/2020	102,866
200,000	Goldman Sachs Group, Inc.	2.550	10/23/2019	200,027
100,000	Goldman Sachs Group, Inc.	6.000	6/15/2020	102,664
250,000	HSBC USA, Inc.	2.350	3/5/2020	250,367
250,000	JPMorgan Chase & Co.	2.295	8/15/2021	250,494
100,000	KeyBank NA	2.250	3/16/2020	100,088
250,000	Morgan Stanley	5.500	7/24/2020	256,775
105,000	PNC Financial Services Group, Inc.	5.125	2/8/2020	106,128
250,000	Santander UK Group Holdings PLC	2.875	8/5/2021	251,159
				2,121,728
	BIOTECHNOLOGY - 2.0%
250,000	Amgen, Inc.	4.500	3/15/2020	252,829

	COMMERCIAL SERVICES - 1.6%
200,000	Moody’s Corp.	5.500	9/1/2020	205,886

	COMPUTERS - 2.8%
250,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	253,258
100,000	International Business Machines Corp.	1.625	5/15/2020	99,820
				353,078
	COSMETICS/PERSONAL CARE - 2.8%
350,000	Unilever Capital Corp.	2.100	7/30/2020	350,386

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
150,000	Unilever Capital Corp.	3.450	4/30/2021	152,758

	ELECTRIC - 6.1%
50,000	Consolidated Edison, Inc.	2.000	3/15/2020	49,980
250,000	Dominion Energy, Inc.	2.579	7/1/2020	250,598
250,000	Duke Energy Florida LLC	1.850	1/15/2020	249,914
225,000	Public Service Enterprise Group, Inc.	1.600	11/15/2019	224,810
				775,302
	ELECTRONICS - 1.2%
150,000	Amphenol Corp.	2.200	4/1/2020	150,063

	HEALTHCARE - PRODUCTS - 1.9%
40,000	Becton Dickinson & Co.	2.675	12/15/2019	40,012
200,000	Life Technologies Corp.	6.000	3/1/2020	203,088
				243,100
	HEALTHCARE - SERVICES - 1.2%
50,000	Cigna Holding Co.	5.125	6/15/2020	51,095
100,000	Humana, Inc.	2.625	10/1/2019	100,000
				151,095
	INSURANCE - 7.2%
150,000	Aon Corp.	5.000	9/30/2020	154,265
250,000	Hartford Financial Services Group, Inc.	5.500	3/30/2020	254,103
300,000	Lincoln National Corp.	6.250	2/15/2020	304,180
200,000	Prudential Financial, Inc.	5.375	6/21/2020	204,666
				917,214
	INTERNET - 1.6%
200,000	eBay, Inc.	2.150	6/5/2020	200,086

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 70.7%
	MACHINERY - CONSTRUCTION & MINING - 2.0%
$250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	$248,990

	MEDIA - 0.8%
50,000	TWDC Enterprises 18 Corp.	1.950	3/4/2020	49,983
50,000	TWDC Enterprises 18 Corp.	1.800	6/5/2020	49,957
				99,940
	MISCELLANEOUS MANUFACTURING - 3.2%
200,000	General Electric Co.	5.550	5/4/2020	202,899
200,000	Textron, Inc.	3.650	3/1/2021	203,881
				406,780
	PHARMACEUTICALS - 5.6%
200,000	Cardinal Health, Inc.	2.400	11/15/2019	199,980
250,000	Express Scripts Holding Co.	2.600	11/30/2020	251,155
250,000	Pfizer, Inc.	5.200	8/12/2020	256,707
				707,842
	PIPELINES - 1.0%
125,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	127,576

	SOFTWARE- 3.1%
238,000	CA, Inc.	5.375	12/1/2019	239,152
150,000	Fidelity National Information Services, Inc.	2.250	8/15/2021	150,251
				389,403
	TRANSPORTATION - 3.7%
200,000	Burlington Northern Santa Fe LLC	4.700	10/1/2019	200,000
250,000	Norfolk Southern Railway Co.	9.750	6/15/2020	263,164
				463,164

	TOTAL CORPORATE BONDS (Cost - $8,936,149)			8,953,737

	UNITED STATES GOVERNMENT SECURITIES - 7.9%
500,000	United States Treasury Note +	1.500	11/30/2019	499,550
500,000	United States Treasury Note +	1.375	3/31/2020	498,799
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $995,554)			998,349

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS PURCHASED - 8.4% *
	CALL OPTIONS PURCHASED - 8.4%
60	SPDR S&P 500 ETF Trust	Pershing	$1,752,000	1/17/2020 - $292.00	$83,700
44	SPDR S&P 500 ETF Trust	Pershing	1,315,600	1/17/2020 - $299.00	40,656
10	SPDR S&P 500 ETF Trust	Pershing	286,000	3/20/2020 - $286.00	21,870
61	SPDR S&P 500 ETF Trust	Pershing	1,769,000	3/20/2020 - $290.00	115,564
1	SPDR S&P 500 ETF Trust	Pershing	29,100	3/20/2020 - $291.00	1,770
12	SPDR S&P 500 ETF Trust	Pershing	354,000	3/20/2020 - $295.00	18,432
12	SPDR S&P 500 ETF Trust	Pershing	361,200	3/20/2020 - $301.00	13,776
45	SPDR S&P 500 ETF Trust	Pershing	1,282,500	6/19/2020 - $285.00	116,055
103	SPDR S&P 500 ETF Trust	Pershing	2,987,000	6/19/2020 - $290.00	229,227
20	SPDR S&P 500 ETF Trust	Pershing	580,000	9/18/2020 - $290.00	50,040
60	SPDR S&P 500 ETF Trust	Pershing	1,770,000	9/18/2020 - $295.00	129,600
69	SPDR S&P 500 ETF Trust	Pershing	2,070,000	9/18/2020 - $300.00	127,995
45	SPDR S&P 500 ETF Trust	Pershing	1,323,000	12/18/2020 - $294.00	112,928
	TOTAL CALL OPTIONS PURCHASED (Cost - $979,861)				1,061,613

	TOTAL INVESTMENTS - 95.9% (Cost - $12,030,925)				$12,144,665
	OTHER ASSETS LESS LIABILITIES - 4.1%				526,975
	NET ASSETS - 100.0%				$12,671,640

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (4.8)% *
	CALL OPTIONS WRITTEN - (2.7)%
30	SPDR S&P 500 ETF Trust	Pershing	$927,000	1/17/2020 - $309.00	$11,880
60	SPDR S&P 500 ETF Trust	Pershing	1,872,000	1/17/2020 - $312.00	17,040
14	SPDR S&P 500 ETF Trust	Pershing	442,400	1/17/2020 - $316.00	2,436
10	SPDR S&P 500 ETF Trust	Pershing	310,000	3/20/2020 - $310.00	6,560
54	SPDR S&P 500 ETF Trust	Pershing	1,684,800	3/20/2020 - $312.00	30,537
20	SPDR S&P 500 ETF Trust	Pershing	630,000	3/20/2020 - $315.00	8,760
12	SPDR S&P 500 ETF Trust	Pershing	381,600	3/20/2020 - $318.00	4,104

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (4.8)% * (Continued)
	CALL OPTIONS WRITTEN - (2.7)% (Continued)
20	SPDR S&P 500 ETF Trust	Pershing	$610,000	6/19/2020 - $305.00	$24,460
66	SPDR S&P 500 ETF Trust	Pershing	2,046,000	6/19/2020 - $310.00	64,812
62	SPDR S&P 500 ETF Trust	Pershing	1,953,000	6/19/2020 - $315.00	46,376
96	SPDR S&P 500 ETF Trust	Pershing	3,072,000	9/18/2020 - $320.00	77,136
35	SPDR S&P 500 ETF Trust	Pershing	1,172,500	9/18/2020 - $335.00	11,130
18	SPDR S&P 500 ETF Trust	Pershing	621,000	9/18/2020 - $345.00	3,078
45	SPDR S&P 500 ETF Trust	Pershing	1,480,500	12/18/2020 - $329.00	32,783
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $333,325)				341,092

	PUT OPTIONS WRITTEN - (2.1)%
60	SPDR S&P 500 ETF Trust	Pershing	$1,578,000	1/17/2020 - $263.00	$17,460
44	SPDR S&P 500 ETF Trust	Pershing	1,183,600	1/17/2020 - $269.00	16,236
10	SPDR S&P 500 ETF Trust	Pershing	258,000	3/20/2020 - $258.00	4,400
41	SPDR S&P 500 ETF Trust	Pershing	1,070,100	3/20/2020 - $261.00	20,500
1	SPDR S&P 500 ETF Trust	Pershing	26,200	3/20/2020 - $262.00	515
12	SPDR S&P 500 ETF Trust	Pershing	319,200	3/20/2020 - $266.00	6,444
12	SPDR S&P 500 ETF Trust	Pershing	324,000	3/20/2020 - $270.00	7,500
78	SPDR S&P 500 ETF Trust	Pershing	2,028,000	6/19/2020 - $260.00	53,820
13	SPDR S&P 500 ETF Trust	Pershing	344,500	6/19/2020 - $265.00	10,088
16	SPDR S&P 500 ETF Trust	Pershing	416,000	9/18/2020 - $260.00	15,040
47	SPDR S&P 500 ETF Trust	Pershing	1,245,500	9/18/2020 - $265.00	48,833
54	SPDR S&P 500 ETF Trust	Pershing	1,458,000	9/18/2020 - $270.00	62,154
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $323,028)				262,990

	TOTAL OPTIONS WRITTEN (Premiums Received - $656,353)				$604,082

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal		Interest Rate	Expiration Date	Value
	U.S. GOVERNMENT SECURITIES - 92.4%
	U.S. TREASURY NOTES - 92.4%
$4,457,000	United States Treasury Note	2.25%	2/15/2021	$4,486,684
4,457,000	United States Treasury Note	2.88%	11/15/2021	4,571,124
4,300,000	United States Treasury Note	2.38%	3/15/2022	4,382,557
4,457,000	United States Treasury Note	2.88%	9/30/2023	4,681,678
4,000,000	United States Treasury Note	2.88%	11/30/2023	4,210,078
4,457,000	United States Treasury Note	2.63%	12/31/2023	4,649,817
1,157,000	United States Treasury Note	2.00%	4/30/2024	1,179,214
4,300,000	United States Treasury Note	2.13%	7/31/2024	4,410,523
5,000,000	United States Treasury Note	2.00%	2/15/2025	5,106,641
4,457,000	United States Treasury Note	2.88%	4/30/2025	4,761,939
4,300,000	United States Treasury Note	2.00%	8/15/2025	4,396,414
4,000,000	United States Treasury Note	3.00%	9/30/2025	4,317,969
3,800,000	United States Treasury Note	1.63%	5/15/2026	3,802,449
				54,957,087

	TOTAL U.S. GOVERNMENT SECURITIES (Cost - $53,182,285)			54,957,087

	SHORT-TERM INVESTMENTS - 7.1%
	U.S. TREASURY BILLS - 7.1%
4,300,000	United States Treasury Bill	2.35% *	2/27/2020	4,268,276
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,259,066)

	TOTAL INVESTMENTS - 99.5% (Cost - $57,441,351)			$59,225,363
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			271,244
	NET ASSETS - 100.0%			$59,496,607

*	Rate shown represents the discount rate at date of purchase.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 89.3%
	AEROSPACE/DEFENSE - 2.5%
90,000	Kratos Defense & Security Solutions, Inc. *	$1,673,550

	AGRICULTURE - 7.4%
49,300	Bunge Ltd.	2,791,366
95,000	Imperial Brands PLC - ADR	2,147,000
		4,938,366
	BEVERAGES - 6.0%
128,500	Distell Group Holdings Ltd.	1,152,496
1,110,000	Marston’s PLC	1,689,299
1,800,000	Thai Beverage PCL	1,151,927
		3,993,722
	CHEMICALS - 3.5%
115,900	Mosaic Co. +	2,375,950

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
79,500	JSE Ltd.	686,911

	ENTERTAINMENT- 1.7%
43,500	SeaWorld Entertainment, Inc. *	1,144,920

	ENVIRONMENTAL CONTROL - 4.6%
35,954	Tetra Tech, Inc.	3,119,369

	FOOD - 14.2%
54,950	Campbell Soup Co.	2,578,254
280,492	Cloetta AB	806,202
4,399,000	First Pacific Co. Ltd.	1,683,420
198,000	GrainCorp. Ltd.	1,056,311
360,200	Grupo Herdez S.A.B. DE C.V	764,403
16,550	Nestle SA - ADR	1,794,020
59,500	Tiger Brands Ltd. *	826,270
		9,508,880
	HOUSEHOLD PRODUCTS/WARES - 2.0%
83,000	Reckitt Benckiser Group PLC - ADR	1,318,870

	INTERNET - 2.7%
46,500	eBay, Inc.	1,812,570

	INVESTMENT COMPANIES - 4.8%
41,500	Pargesa Holding SA	3,194,229

	LODGING - 0.9%
20,930	MGM Resorts International +	580,180

	OIL & GAS - 3.7%
35,400	Exxon Mobil Corp.	2,499,594

	PHARMACEUTICALS - 9.2%
9,800	Johnson & Johnson	1,267,924
24,550	Novartis AG - ADR	2,133,395
59,650	Sanofi - ADR	2,763,584
		6,164,903
	RETAIL - 2.4%
157,720	Del Taco Restaurants, Inc. *	1,612,687

	SEMICONDUCTORS - 6.7%
32,500	Micron Technology, Inc. * +	1,392,625
42,400	Synaptics, Inc. *	1,693,880
23,700	Teradyne, Inc. +	1,372,467
		4,458,972

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares					Value
	COMMON STOCK - 89.3% (Continued)
	SOFTWARE - 3.6%
17,300	Microsoft Corp.				$2,405,219

	TELECOMMUNICATIONS - 12.4%
37,500	Cisco Systems, Inc.				1,852,875
404,198	Nokia OYJ - ADR +				2,045,242
130,106	Orange SA - ADR				2,025,750
121,000	Vodafone Group PLC - ADR				2,409,110
					8,332,977

	TOTAL COMMON STOCK (Cost - $53,517,708)				59,821,869

	MUTUAL FUND - 2.9%
	CLOSED-END FUND - 2.9%
136,000	Sprott Physical Gold and Silver Trust				1,927,120
	TOTAL MUTUAL FUND (Cost - $1,800,548)

	TOTAL INVESTMENTS - 92.2% (Cost - $55,318,256)				$61,748,989
	OTHER ASSETS LESS LIABILITIES - 7.8%				5,206,823
	NET ASSETS - 100.0%				$66,955,812

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.5)% *
85	MGM Resorts International	Pershing	$340,000	1/15/2021-$40.00	$6,120
210	Micron Technology, Inc.	Pershing	945,000	10/18/2019-$45.00	14,280
75	Mosaic Co.	Pershing	240,000	1/17/2020-$32.00	563
600	Nokia OYJ	Pershing	420,000	1/17/2020-$7.00	1,800
150	Nokia OYJ	Pershing	105,000	1/15/2021-$7.00	3,150
200	Teradyne, Inc.	Pershing	840,000	1/17/2020-$42.00	333,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $178,974)				$358,913

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	COMMON STOCK - 50.8%
	AGRICULTURE - 5.3%
9,600	Bunge Ltd.			$543,552
32,600	Imperial Brands PLC - ADR			736,760
				1,280,312
	BEVERAGES - 1.6%
100,000	Marston’s PLC			152,189
375,000	Thai Beverage PCL			239,985
				392,174
	CHEMICALS - 1.3%
15,000	Mosaic Co. +			307,500

	ENVIRONMENTAL CONTROL - 4.4%
12,271	Tetra Tech, Inc.			1,064,632

	FOOD - 9.8%
15,450	Campbell Soup Co.			724,914
25,000	GrainCorp Ltd.			133,373
157,800	Grupo Herdez SAB de CV			334,877
8,050	Nestle SA - ADR			872,620
20,000	Tiger Brands Ltd. *			277,738
				2,343,522
	HOUSEHOLD PRODUCT/WARES - 1.1%
17,000	Reckitt Benckiser Group PLC - ADR			270,130

	INVESTMENT COMPANIES - 2.4%
7,357	Pargesa Holding SA			566,264

	OIL & GAS - 1.3%
4,500	Exxon Mobil Corp.			317,745

	PHARMACEUTICALS - 9.4%
5,400	Johnson & Johnson			698,652
8,525	Novartis AG - ADR			740,822
17,300	Sanofi - ADR			801,509
				2,240,983
	SEMICONDUCTORS - 1.6%
9,000	Micron Technology, Inc. * +			385,650

	SOFTWARE - 1.4%
2,400	Microsoft Corp.			333,672

	TELECOMMUNICATIONS - 11.2%
20,400	Cisco Systems, Inc.			1,007,964
85,000	Nokia OYJ - ADR +			430,100
47,500	Orange SA - ADR			739,575
25,790	Vodafone Group PLC - ADR			513,479
				2,691,118

	TOTAL COMMON STOCK (Cost - $10,666,496)			12,193,702

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 1.0%
	BUILDING MATERIALS - 1.0%
$250,000	Cemex SAB de CV	3.720	3/15/2020	250,314

	TOTAL CONVERTIBLE BONDS (Cost - $251,000)
	CORPORATE BONDS - 42.6%
	AEROSPACE/DEFENSE - 1.5%
100,000	Arconic, Inc.	5.400	4/15/2021	103,488
250,000	Embraer Overseas Ltd.	6.375	1/15/2020	253,093
				356,581
	AIRLINES - 0.9%
200,000	United Airlines Holdings, Inc.	6.000	12/1/2020	208,564

	AUTO MANUFACTURERS - 5.4%
250,000	Fiat Chrysler Automobiles NV	4.500	4/15/2020	252,712
490,000	Ford Motor Co.	9.215	9/15/2021	542,869
250,000	Ford Motor Credit Co. LLC	3.339	3/28/2022	250,415
250,000	Ford Motor Credit Co. LLC	2.343	11/2/2020	248,577
				1,294,573
	AUTO PARTS & EQUIPMENT - 2.9%
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	390,870
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	311,446
				702,316

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 42.6% (Continued)
	CHEMICALS - 5.1%
$717,000	CF Industries, Inc.	7.125	5/1/2020	$738,510
225,000	Methanex Corp.	5.250	3/1/2022	233,904
250,000	Methanex Corp.	3.250	12/15/2019	250,505
				1,222,919
	COMPUTERS - 1.1%
250,000	Seagate HDD Cayman	4.250	3/1/2022	258,259

	DIVERSIFIED FINANCAL SERVICES - 0.4%
99,000	Aircastle Ltd.	7.625	4/15/2020	101,778

	FOOD - 0.4%
106,000	Safeway, Inc.	3.950	8/15/2020	106,530

	HOME BUILDERS - 0.7%
165,000	Lennar Corp.	4.500	11/15/2019	165,206

	HOUSEWARES - 1.1%
250,000	Tupperware Brands Corp.	4.750	6/1/2021	255,653

	LODGING - 2.1%
497,000	MGM Resorts International	5.250	3/31/2020	503,834

	MACHINERY-DIVERSIFIED - 1.1%
250,000	Briggs & Stratton Corp.	6.875	12/15/2020	256,875

	MEDIA - 3.0%
400,000	Cablevision Systems Corp.	8.000	4/15/2020	412,500
300,000	DISH DBS Corp.	5.125	5/1/2020	304,125
				716,625
	MINING - 1.9%
400,000	AngloGold Ashanti Holdings PLC	5.375	4/15/2020	406,275
40,000	AngloGold Ashanti Holdings PLC	5.125	8/1/2022	42,168
				448,443
	OFFICE/BUSINESS EQUIPMENT - 2.2%
525,000	Pitney Bowes, Inc.	4.125	9/15/2020	530,906

	OIL & GAS - 6.0%
200,000	Murphy Oil Corp.	4.000	6/1/2022	201,750
250,000	Petroleos Mexicanos	6.000	3/5/2020	253,688
275,000	Petroleos Mexicanos	3.500	7/23/2020	276,788
697,000	Transocean, Inc.	6.500	11/15/2020	714,425
				1,446,651
	PIPELINES - 1.3%
100,000	Andeavor Logistics LP	5.500	10/15/2019	100,106
200,000	Buckeye Partners LP	4.875	2/1/2021	203,435
				303,541
	REAL ESTATE INVESTMENT TRUST - 1.0%
250,000	CoreCivic, Inc.	4.125	4/1/2020	251,250

	RETAIL - 2.3%
300,000	L Brands, Inc.	5.625	2/15/2022	317,250
225,000	Yum! Brands, Inc.	3.875	11/1/2020	228,375
				545,625
	SOFTWARE - 0.7%
177,000	CDK Global, Inc.	3.800	10/15/2019	177,089

	TELECOMMUNICATIONS - 1.1%
50,000	Centel Capital Corp.	9.000	10/15/2019	50,125
200,000	Sprint Communications, Inc.	7.000	8/15/2020	206,942
				257,067
	TOYS/GAMES/HOBBIES - 0.4%
100,000	Mattel, Inc.	4.350	10/1/2020	101,000

	TOTAL CORPORATE BONDS (Cost - $10,170,312)			10,211,285

Shares
	MUTUAL FUND - 1.4%
23,500	Sprott Physical Gold and Silver Trust			332,995
	TOTAL MUTUAL-FUND (Cost - $336,373)

	TOTAL INVESTMENTS - 95.8% (Cost - $21,424,181)			$22,988,296
	OTHER ASSETS LESS LIABILITIES - 4.2%			1,017,407
	NET ASSETS - 100.0%			$24,005,703

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.0)% *
90	Micron Technology, Inc.	Pershing	$405,000	10/18/2019 - $45.00	$6,120
150	Mosaic Co.	Pershing	390,000	1/17/2020 - $26.00	4,200
400	Nokia OYJ	Pershing	280,000	1/17/2020 - $7.00	1,200
	TOTAL OPTIONS (Premium - $64,884)				11,520

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 46.8%
	EQUITY FUNDS - 46.8%
365,612	iShares China Large-Cap ETF			$14,551,358
2,255,787	iShares Core S&P Mid-Cap ETF			435,885,722
650,374	iShares MSCI Australia ETF			14,470,821
59,965	iShares MSCI Austria ETF			1,155,208
51,623	iShares MSCI Belgium ETF			974,642
349,089	iShares MSCI Brazil ETF			14,707,120
505,315	iShares MSCI Canada ETF			14,603,603
195,430	iShares MSCI Chile ETF			7,316,899
322,918	iShares MSCI France ETF			9,732,748
409,104	iShares MSCI Germany ETF			11,008,989
627,311	iShares MSCI Hong Kong ETF			14,239,960
21,872	iShares MSCI India ETF			734,243
31,308	iShares MSCI Israel ETF			1,709,417
165,636	iShares MSCI Italy ETF			4,566,585
260,431	iShares MSCI Japan ETF			14,776,855
266,649	iShares MSCI Malaysia ETF			7,426,175
334,980	iShares MSCI Mexico ETF			14,310,346
88,633	iShares MSCI Netherlands ETF			2,779,531
63,861	iShares MSCI Peru ETF			2,238,967
458,051	iShares MSCI Singapore ETF			10,626,783
158,198	iShares MSCI South Africa ETF			7,506,495
246,220	iShares MSCI South Korea ETF			13,872,035
404,099	iShares MSCI Spain ETF			11,250,116
139,716	iShares MSCI Sweden ETF			4,114,636
279,658	iShares MSCI Switzerland ETF			10,543,107
416,881	iShares MSCI Taiwan ETF			15,157,793
86,948	iShares MSCI Thailand ETF			7,712,288
242,317	iShares MSCI Turkey ETF			6,474,710
352,116	iShares MSCI United Kingdom ETF			11,067,006
2,164,223	iShares Russell 1000 ETF			356,101,252
2,841,519	iShares Russell 2000 ETF			430,035,485
1,772,753	iShares Russell Mid-Cap ETF			99,185,530
459,227	Schwab U.S. REIT ETF			21,661,738
604,123	VanEck Vectors Russia ETF			13,780,046
1,806,416	Vanguard FTSE Emerging Markets ETF			72,726,308
560,699	Vanguard FTSE Europe ETF			30,059,073
518,279	Vanguard Large-Cap ETF			70,656,976
923,354	Vanguard Mid-Cap ETF			154,754,130
1,597,461	Vanguard Real Estate ETF			148,963,238
234,062	Vanguard S&P 500 ETF			63,805,301
1,209,891	Vanguard Small-Cap ETF			186,190,126
587,326	WisdomTree India Earnings Fund			14,007,725
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,137,168,130)			2,347,441,086

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 32.8%
$564,120,000	United States Treasury Note + ^	1.000	11/15/2019	563,399,066
566,370,000	United States Treasury Note + ^	1.375	2/15/2019	565,175,310
519,580,000	United States Treasury Note ^	1.500	5/15/2020	518,433,272
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,644,927,749)			1,647,007,648

	TOTAL INVESTMENTS - 79.6% (Cost - $3,782,095,879)			$3,994,448,734
	OTHER ASSETS LESS LIABILITIES - 20.4%			1,025,399,123
	NET ASSETS - 100.0%			$5,019,847,857

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.3)%
7	90-Day Euro$ Future	$1,724,188	September-20	$1,313
38	90-Day Euro$ Future	9,369,375	June-21	(1,900)
1,266	90-Day Euro$ Future	312,163,950	September-21	(24,563)
260	Bovedspa Index Future #	6,562,669	October-19	30,579
2,753	Brent Crude Future +	163,115,250	December-19	(11,154,610)
475	Brent Crude Future +	27,778,000	January-20	(1,800,400)
137	Brent Crude Future +	7,937,780	February-20	(503,050)
92	Brent Crude Future +	5,295,520	March-20	(337,130)
56	Brent Crude Future +	3,206,560	April-20	(205,020)
28	Brent Crude Future +	1,596,840	May-20	(94,920)
785	Dija Mini E-CBOT Future	105,586,425	December-19	172,615
1,422	E-mini Russell 2000 Future	108,427,500	December-19	(1,117,970)
964	Euro-BTP Future	153,271,021	December-19	1,863,043
1,963	FTSE 100 Index Future	178,607,273	December-19	2,381,355
299	FTSE China A50	4,063,410	October-19	(43,355)
260	Gasoline RBOB Future +	17,106,180	November-19	(267,548)
274	Gasoline RBOB Future +	17,596,883	December-19	(781,003)
47	Gasoline RBOB Future +	2,980,345	January-20	(122,510)
588	Gold 100 oz. Future +	86,606,520	December-19	(2,670,680)
445	HSCEI Future	28,978,302	October-19	(42,409)
2,290	KO SPI 2 Future #	131,213,372	December-19	94,834
134	Lean Hogs Future +	3,891,360	December-19	65,010
1	LME Lead Future +	53,444	December-19	1,353
56	LME Nickel Future +	5,733,840	December-19	(284,465)
250	Low Sulphur Gasoil G Future +	14,662,500	November-19	(62,500)
35	Low Sulphur Gasoil G Future +	2,029,125	December-19	(15,450)
161	MSCI Taiwan Index Future	6,554,310	October-19	81,690
2,293	Nasdaq 100 E-Mini Future	356,355,130	December-19	658,390
653	Natural Gas Future +	15,214,900	November-19	(60,180)
313	Natural Gas Future +	7,837,520	December-19	(6,190)
758	Nikkei 225 (OSE) Future	152,616,979	December-19	3,514,030
281	Nikkei 225 (SGX) Future	28,262,503	December-19	675,483
268	NY Harbor ULSD Future +	21,354,883	November-19	(568,214)
11	NY Harbor ULSD Future +	860,752	February-20	(7,153)
1,244	OMXS30 Index Future #	20,847,943	October-19	144,036
143	S&P Mid 400 E-Mini Future	27,713,400	December-19	34,380
631	S&P/TSX 60 IX Future	94,945,483	December-19	61,398
2,692	S&P 500 E-Mini Future	400,906,100	December-19	646,813
1,579	SET50 Future #	11,200,910	December-19	50,544
173	Silver Future +	14,703,270	December-19	(1,071,355)
372	Soybean Meal Future +	11,197,200	December-19	13,600
144	SPI 200 Future	16,224,036	December-19	109,385
679	TAIEX Future #	47,374,282	October-19	75,017
1,110	TOPIX Index Future	163,097,849	December-19	2,982,832
6,388	US 2 Year Note (CBT)	1,376,614,000	December-19	1,254,382
2,889	US 5 Year Note (CBT)	344,219,837	December-19	241,095
486	US Long Bond Future	78,883,875	December-19	43,469
1,279	WTI Crude Future +	69,155,530	November-19	(4,850,400)
674	WTI Crude Future +	36,382,520	December-19	(2,165,320)
232	WTI Crude Future +	12,458,400	January-20	(669,030)
121	WTI Crude Future +	6,451,720	February-20	(192,380)
76	WTI Crude Future +	4,020,400	March-20	(165,050)
46	WTI Crude Future +	2,414,540	April-20	(99,830)
18	WTI Crude Future +	938,160	May-19	(43,620)
	Net Unrealized Loss From Open Long Futures Contracts			$(14,231,559)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.0%
214	90-Day Euro$ Future	$52,668,075	June-20	$(13,375)
2,204	90-Day Euro$ Future	542,872,750	December-20	972,937
411	90-Day Euro$ Future	101,316,638	March-21	244,400
272	90-Day Euro$ Future	67,051,400	December-21	173,175
52	Amsterdam Index Future	6,577,790	October-19	(26,546)
742	Australian 3 Year Bond Future	57,896,577	December-19	(193,440)
947	Australian 10 Year Bond Future	94,112,647	December-19	264,710
1,589	CAC 40 10 Euro Future	98,326,968	October-19	(640,717)
348	Canadian 10 Year Bond Future	37,480,967	December-19	114,708
1,621	CBOE VIX Future	27,759,625	October-19	204,035
609	CBOE VIX Future	11,129,475	November-19	(210,105)
147	CBOE VIX Future	2,693,775	December-19	(59,975)
54	CBOE VIX Future #	1,016,550	January-20	(13,725)
292	Cocoa Future +	7,130,640	December-19	(71,490)
470	Coffee ‘C’ Future +	17,827,688	December-19	(167,363)
311	Copper Future +	20,047,838	December-19	133,650
1,753	Corn Future +	34,008,200	December-19	2,716,463
256	Cotton No. 2 Future +	7,786,240	December-19	(24,755)
448	DAX Index Future	151,541,353	December-19	(382,824)
6,310	Euro BOBL Future	933,158,720	December-19	(1,486,109)
628	Euro BUXL Future	148,910,481	December-19	601,637
3,499	Euro-Bund Future	664,696,038	December-19	(175,338)
1,789	Euro-Oat Future	332,167,280	December-19	139,225
3,165	Euro-Schatz Future	387,592,919	December-19	763,462
721	Euro Stoxx 50 Future	27,943,528	December-19	(136,798)
55	FTSE/JSE Top 40 Future	1,789,092	December-19	(1,562)
542	FTSE/MIB Index Future	65,192,745	December-19	(296,604)
5	Gasoline RBOB Future +	316,932	February-20	4,015
247	Hang Seng Index Future	41,025,933	October-19	(75,989)
77	IBEX 35 Future #	7,750,262	October-19	(72,365)
138	Japan 10 Year Bond Future	197,943,650	December-19	(389,902)
351	KC Red Wheat Future +	7,283,250	December-19	(105,163)
493	Live Cattle Future +	21,751,160	December-19	(274,920)
56	LME Copper Future +	8,013,250	December-19	62,827
250	LME PRI Aluminum Future +	10,800,000	December-19	216,129
69	LME Zinc Future +	4,125,338	December-19	(43,382)
1,389	Long Gilt Future	229,773,928	December-19	(213,791)
161	MSCI EAFE Future	15,282,120	December-19	(1,060)
2,164	MSCI Emerging Market Future	108,405,580	December-19	1,511,555
51	Natural Gas Future +	1,337,220	January-20	42,410
216	Natural Gas Future +	5,590,080	February-20	226,910
6	Natural Gas Future +	150,240	March-20	4,260
88	NY Harbor ULSD Future +	6,979,526	December-19	146,954
24	NY Harbor ULSD Future +	1,892,419	January-20	37,691
57	Platinum Future +	2,534,220	January-20	70,140
313	SGX Nifty 50	7,222,788	October-19	28,863
557	Soybean Future +	25,232,100	November-19	(511,675)
822	Soybean Oil Future +	14,342,256	December-19	85,386
5,090	US 10 Year Note (CBT)	663,290,625	December-19	(260,766)
2	US Ultra Bond Future	383,813	December-19	(563)
634	Wheat Future +	15,715,275	December-19	(755,063)
708	World Sugar #11 Future +	10,030,944	March-20	(319,077)
	Net Unrealized Gain From Open Short Futures Contracts			$1,841,100
	Total Unrealized Loss From Open Futures Contracts			$(12,390,459)

+	All of this investment is a holding of the CMHSF Fund Limited.

#	The security is illiquid; total illiquid securities represent 0.0% of net assets.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy:
Australian Dollar	10/1/2019	BAML	127,220,000	$85,956,270	$85,803,564	$(152,706)
British Pound	10/1/2019	BAML	127,220,000	156,576,015	156,773,246	197,231
Canadian Dollar	10/1/2019	BAML	108,890,000	82,228,296	82,243,202	14,906
Euro	10/1/2019	BAML	205,460,000	224,855,943	223,992,587	(863,356)
Japanese Yen	10/1/2019	BAML	10,073,000,000	93,413,501	93,203,794	(209,707)
Mexican Peso	10/1/2019	BAML	66,830,000	3,388,052	3,384,826	(3,226)
New Zealand Dollar	10/1/2019	BAML	61,540,000	38,736,493	38,588,661	(147,832)
Norwegian Krone	10/1/2019	BAML	235,140,000	25,889,632	25,879,517	(10,115)
Singapore Dollar	10/1/2019	BAML	15,910,000	11,529,492	11,504,809	(24,683)
South African Rand	10/1/2019	BAML	170,630,000	11,306,361	11,253,421	(52,940)
Swedish Krona	10/1/2019	BAML	238,980,000	24,367,364	24,305,976	(61,388)
Swiss Franc	10/1/2019	BAML	88,430,000	89,288,954	88,682,746	(606,208)
Turkish Lira New	10/1/2019	BAML	82,760,000	14,652,974	14,656,867	3,893
Australian Dollar	10/2/2019	BAML	82,140,000	55,452,617	55,399,345	(53,272)
British Pound	10/2/2019	BAML	121,010,000	148,737,021	149,120,661	383,640
Euro	10/2/2019	BAML	61,570,000	67,190,186	67,123,642	(66,544)
Israeli Shekel	10/2/2019	BAML	82,370,000	23,628,234	23,698,141	69,907
Japanese Yen	10/2/2019	BAML	12,412,000,000	114,766,137	114,846,172	80,035
Mexican Peso	10/2/2019	BAML	215,920,000	10,951,400	10,935,981	(15,419)
New Zealand Dollar	10/2/2019	BAML	89,940,000	56,318,630	56,396,883	78,253
Norwegian Krone	10/2/2019	BAML	100,910,000	11,109,121	11,106,158	(2,963)
Polish Zloty	10/2/2019	BAML	17,990,000	4,493,642	4,487,235	(6,407)
Singapore Dollar	10/2/2019	BAML	4,300,000	3,110,965	3,109,408	(1,557)
South African Rand	10/2/2019	BAML	195,770,000	12,893,347	12,911,459	18,112
Swedish Krona	10/2/2019	BAML	539,900,000	54,906,500	54,911,693	5,193
Swiss Franc	10/2/2019	BAML	86,830,000	87,290,042	87,078,173	(211,869)
Australian Dollar	10/16/2019	BAML	1,314,820,000	892,838,775	887,263,849	(5,574,926)
Brazilian Real	10/16/2019	BAML	779,200,000	191,324,216	186,872,482	(4,451,734)
British Pound	10/16/2019	BAML	906,390,000	1,122,351,347	1,117,639,642	(4,711,705)
Canadian Dollar	10/16/2019	BAML	505,450,000	382,311,858	381,846,651	(465,207)
Chilean Peso	10/16/2019	BAML	35,955,000,000	50,152,562	49,387,680	(764,882)
Colombian Peso	10/16/2019	BAML	13,018,000,000	3,735,181	3,740,215	5,034
Euro	10/16/2019	BAML	2,521,920,000	2,774,137,931	2,752,570,921	(21,567,010)
Indian Rupee	10/16/2019	BAML	6,551,660,000	91,422,108	92,300,612	878,504
Israeli Shekel	10/16/2019	BAML	185,880,000	52,873,794	53,519,798	646,004
Japanese Yen	10/16/2019	BAML	127,107,000,000	1,181,706,861	1,177,313,843	(4,393,018)
Mexican Peso	10/16/2019	BAML	2,633,950,000	134,520,010	133,064,839	(1,455,171)
New Zealand Dollar	10/16/2019	BAML	890,410,000	561,989,260	558,527,686	(3,461,574)
Norwegian Krone	10/16/2019	BAML	2,370,280,000	264,013,589	260,943,625	(3,069,964)
Polish Zloty	10/16/2019	BAML	425,330,000	107,845,055	106,112,305	(1,732,750)
Russian Ruble	10/16/2019	BAML	32,484,150,000	497,135,634	499,705,466	2,569,832
Singapore Dollar	10/16/2019	BAML	186,260,000	135,202,812	134,711,391	(491,421)
South African Rand	10/16/2019	BAML	3,773,590,000	254,192,775	248,379,222	(5,813,553)
South Korean Won	10/16/2019	BAML	81,150,000,000	67,784,779	67,870,533	85,754
Swedish Krona	10/16/2019	BAML	4,945,500,000	510,750,191	503,498,872	(7,251,319)
Swiss Franc	10/16/2019	BAML	950,480,000	960,416,438	954,406,584	(6,009,854)
Turkish Lira New	10/16/2019	BAML	834,110,000	145,422,554	146,982,433	1,559,879
Israeli Shekel	11/20/2019	BAML	67,090,000	19,347,770	19,352,972	5,202
Norwegian Krone	11/20/2019	BAML	397,840,000	43,861,245	43,819,886	(41,359)
Russian Ruble	11/20/2019	BAML	315,030,000	4,845,872	4,823,206	(22,666)
				$11,963,219,806	$11,896,052,880	$(67,166,926)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Sold	USD Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	10/1/2019	BAML	$(127,220,000)	$(86,028,482)	$(85,803,564)	$224,918
British Pound	10/1/2019	BAML	(127,220,000)	(156,456,936)	(156,773,246)	(316,310)
Canadian Dollar	10/1/2019	BAML	(108,890,000)	(82,195,558)	(82,243,202)	(47,644)
Euro	10/1/2019	BAML	(205,460,000)	(224,550,791)	(223,992,587)	558,204
Japanese Yen	10/1/2019	BAML	(10,073,000,000)	(93,342,759)	(93,203,794)	138,965
Mexican Peso	10/1/2019	BAML	(66,830,000)	(3,387,925)	(3,384,826)	3,099
New Zealand Dollar	10/1/2019	BAML	(61,540,000)	(38,703,770)	(38,588,661)	115,109
Norwegian Krone	10/1/2019	BAML	(235,140,000)	(25,890,299)	(25,879,517)	10,782
Singapore Dollar	10/1/2019	BAML	(15,910,000)	(11,510,158)	(11,504,809)	5,349
South African Rand	10/1/2019	BAML	(170,630,000)	(11,307,023)	(11,253,421)	53,602
Swedish Krona	10/1/2019	BAML	(238,980,000)	(24,416,494)	(24,305,976)	110,518
Swiss Franc	10/1/2019	BAML	(88,430,000)	(89,053,656)	(88,682,746)	370,910
Turkish Lira New	10/1/2019	BAML	(82,760,000)	(14,640,430)	(14,656,867)	(16,437)
Australian Dollar	10/2/2019	BAML	(82,140,000)	(55,485,275)	(55,399,345)	85,930
British Pound	10/2/2019	BAML	(121,010,000)	(148,962,194)	(149,120,661)	(158,467)
Euro	10/2/2019	BAML	(61,570,000)	(67,303,450)	(67,123,642)	179,808
Israeli Shekel	10/2/2019	BAML	(82,370,000)	(23,555,774)	(23,698,141)	(142,367)
Japanese Yen	10/2/2019	BAML	(12,412,000,000)	(114,982,481)	(114,846,171)	136,310
Mexican Peso	10/2/2019	BAML	(215,920,000)	(10,946,694)	(10,935,981)	10,713
New Zealand Dollar	10/2/2019	BAML	(89,940,000)	(56,355,161)	(56,396,882)	(41,721)
Norwegian Krone	10/2/2019	BAML	(100,910,000)	(11,117,016)	(11,106,158)	10,858
Polish Zloty	10/2/2019	BAML	(17,990,000)	(4,487,256)	(4,487,235)	21
Singapore Dollar	10/2/2019	BAML	(4,300,000)	(3,111,119)	(3,109,408)	1,711
South African Rand	10/2/2019	BAML	(195,770,000)	(12,892,227)	(12,911,459)	(19,232)
Swedish Krona	10/2/2019	BAML	(539,900,000)	(55,003,333)	(54,911,693)	91,640
Swiss Franc	10/2/2019	BAML	(86,830,000)	(87,047,470)	(87,078,173)	(30,703)
Australian Dollar	10/16/2019	BAML	(1,314,820,000)	(897,039,481)	(887,263,849)	9,775,632
Brazilian Real	10/16/2019	BAML	(2,176,320,000)	(529,913,151)	(521,938,297)	7,974,854
British Pound	10/16/2019	BAML	(906,390,000)	(1,112,122,920)	(1,117,639,642)	(5,516,722)
Canadian Dollar	10/16/2019	BAML	(505,450,000)	(381,749,134)	(381,846,651)	(97,517)
Chilean Peso	10/16/2019	BAML	(43,393,000,000)	(60,248,532)	(59,604,495)	644,037
Colombian Peso	10/16/2019	BAML	(13,018,000,000)	(3,866,523)	(3,740,215)	126,308
Euro	10/16/2019	BAML	(2,521,920,000)	(2,777,571,178)	(2,752,570,921)	25,000,257
Indian Rupee	10/16/2019	BAML	(5,640,840,000)	(78,492,755)	(79,468,865)	(976,110)
Israeli Shekel	10/16/2019	BAML	(185,880,000)	(53,070,773)	(53,519,798)	(449,025)
Japanese Yen	10/16/2019	BAML	(127,107,000,000)	(1,186,134,818)	(1,177,313,843)	8,820,975
Mexican Peso	10/16/2019	BAML	(1,101,970,000)	(56,313,997)	(55,670,556)	643,441
New Zealand Dollar	10/16/2019	BAML	(890,410,000)	(566,797,159)	(558,527,686)	8,269,473
Norwegian Krone	10/16/2019	BAML	(2,370,280,000)	(261,636,755)	(260,943,625)	693,130
Polish Zloty	10/16/2019	BAML	(425,330,000)	(107,247,735)	(106,112,305)	1,135,430
Russian Ruble	10/16/2019	BAML	(32,484,150,000)	(493,331,340)	(499,705,466)	(6,374,126)
Singapore Dollar	10/16/2019	BAML	(186,260,000)	(134,686,685)	(134,711,391)	(24,706)
South African Rand	10/16/2019	BAML	(2,845,930,000)	(189,827,715)	(187,320,265)	2,507,450
South Korean Won	10/16/2019	BAML	(38,605,000,000)	(32,399,606)	(32,287,639)	111,967
Swedish Krona	10/16/2019	BAML	(4,945,500,000)	(505,855,117)	(503,498,872)	2,356,245
Swiss Franc	10/16/2019	BAML	(950,480,000)	(960,259,302)	(954,406,584)	5,852,718
Turkish Lira New	10/16/2019	BAML	(567,930,000)	(98,934,270)	(100,077,607)	(1,143,337)
Australian Dollar	11/20/2019	BAML	(526,570,000)	(356,499,219)	(355,746,329)	752,890
British Pound	11/20/2019	BAML	(293,200,000)	(361,241,111)	(362,025,677)	(784,566)
Canadian Dollar	11/20/2019	BAML	(124,660,000)	(94,202,404)	(94,222,970)	(20,566)
Colombian Peso	11/20/2019	BAML	(13,175,000,000)	(3,773,547)	(3,778,933)	(5,386)
Euro	11/20/2019	BAML	(1,254,270,000)	(1,373,782,399)	(1,372,493,355)	1,289,044
Japanese Yen	11/20/2019	BAML	(48,210,000,000)	(447,467,326)	(447,558,210)	(90,884)
New Zealand Dollar	11/20/2019	BAML	(504,570,000)	(316,877,220)	(316,760,288)	116,932
Norwegian Krone	11/20/2019	BAML	(64,810,000)	(7,138,997)	(7,138,465)	532
Polish Zloty	11/20/2019	BAML	(33,610,000)	(8,387,828)	(8,388,947)	(1,119)
Singapore Dollar	11/20/2019	BAML	(8,090,000)	(5,855,464)	(5,853,438)	2,026
Swedish Krona	11/20/2019	BAML	(2,129,210,000)	(217,722,219)	(217,261,697)	460,522
Swiss Franc	11/20/2019	BAML	(219,450,000)	(220,944,596)	(221,000,556)	(55,960)
				$(15,414,125,007)	$(15,351,795,602)	$62,329,405

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	10/16/2019	BAML	416,070,000	(4,130,676,580)	454,123,122	(454,745,313)	$(622,191)
Euro	Polish Zloty	10/16/2019	BAML	89,250,000	(389,138,217)	97,412,668	(97,083,096)	329,572
Euro	Swedish Krona	10/16/2019	BAML	380,830,000	(4,070,937,856)	415,660,126	(414,460,140)	1,199,992
Norwegian Krone	Euro	10/16/2019	BAML	4,143,927,491	(416,070,000)	456,204,103	(454,123,122)	2,080,979
Polish Zloty	Euro	10/16/2019	BAML	374,578,316	(85,820,000)	93,450,658	(93,668,965)	(218,311)
Swedish Krona	Euro	10/16/2019	BAML	4,073,819,729	(380,830,000)	414,753,542	(415,660,126)	(906,583)
Euro	Norwegian Krone	11/20/2019	BAML	29,550,000	(293,919,496)	32,335,286	(32,373,615)	(38,331)
Euro	Swedish Krona	11/20/2019	BAML	72,680,000	(779,548,528)	79,530,577	(79,544,073)	(13,496)
Norwegian Krone	Euro	11/20/2019	BAML	624,976,408	(62,830,000)	68,837,712	(68,752,149)	85,564
						$2,112,307,794	$(2,110,410,599)	$1,897,195

Total Unrealized Depreciation								$(2,940,326)

BAML - Bank of America Merrill Lynch

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCK - 99.6%
	GAS - 2.8%
3,000	Atmos Energy Corp.	$341,670
7,000	NiSource, Inc.	209,440
6,800	Northwest Natural Holding Co.	485,112
4,315	ONE Gas, inc.	414,715
15,100	South Jersey Industries, Inc.	496,941
5,300	Southwest Gas Holdings, Inc.	482,512
5,700	Spire, Inc.	497,268
101,580	Western Midstream Partners LP	2,528,326
		5,455,984
	OIL & GAS - 2.3%
517,916	Tellurian, Inc. *	4,306,472

	PIPELINES - 94.5%
240,809	Cheniere Energy, Inc. *	15,185,415
122,432	Crestwood Equity Partners LP	4,469,992
250,111	Enbridge, Inc.	8,773,894
1,098,196	Energy Transfer LP	14,364,404
1,061,566	EnLink Midstream LLC	9,023,311
469,346	Enterprise Products Partners LP	13,413,909
632,848	Equitrans Midstream Corp.	9,207,938
97,000	Inter Pipeline Ltd.	1,703,361
435,553	Kinder Morgan, Inc.	8,976,747
63,529	Magellan Midstream Corp.	4,210,067
1,694	MPLX LP	47,449
142,687	NuStar Energy LP	4,040,896
116,755	ONEOK, Inc.	8,603,676
396,905	Pembina Pipeline Corp.	14,713,268
379,689	Plains GP Holdings LP	8,060,797
534,101	SemGroup Corp.	8,727,210
414,207	Tallgrass Energy LP	8,342,129
393,334	Targa Resources Corp.	15,800,227
169,425	TC Energy Corp.	8,774,521
610,479	Williams Companies, Inc.	14,688,125
		181,127,336

	TOTAL COMMON STOCK (Cost - $199,866,313)	190,889,792

	TOTAL INVESTMENTS - 99.6% (Cost - $199,866,313)	$190,889,792
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	700,091
	NET ASSETS - 100.0%	$191,589,883

*	Non-income producing security.

LLC - Limited Liability Company

LP - Limited Partnership

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares						Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.					$79,968
	TOTAL COMMON STOCK (Cost - $198,736)

	EXCHANGE TRADED FUND - 2.5%
75,000	Invesco Senior Loan ETF					1,694,250
	TOTAL EXCHANGE TRADED FUND (Cost - $1,737,051)

Principal			Coupon Rate (%)		Maturity
	CORPORATE BONDS - 7.1%
	AUTO PARTS & EQUIPMENT - 1.1%
$750,000	Panther BF Aggregator 2 LP #		8.500		5/15/2027	761,250

	CHEMICALS - 0.3%
168,000	Olin Corp.		5.625		8/1/2029	175,190

	ENTERTAINMENT - 0.4%
268,000	Scientific Games International, Inc.		10.000		12/1/2022	279,725

	ENVIRONMENTAL CONTROL - 2.2%
1,500,000	GFL Environmental, Inc. #		5.375		3/1/2023	1,525,950

	HOME BUILDERS - 0.5%
363,000	Toll Brothers Finance Corp.		3.800		11/1/2029	358,237

	INVESTMENT COMPANIES - 1.0%
722,000	Icahn Enterprises LP #		4.750		9/15/2024	722,181

	MEDIA - 0.5%
365,000	CCO Holdings LLC #		4.750		3/1/2030	371,464

	TELECOMMUNICATIONS - 1.1%
725,000	Level 3 Financing, Inc. #		4.625		9/15/2027	733,374

	TOTAL CORPORATE BONDS (Cost - $4,871,218)					4,927,371

		Variable Rate
	COLLATERALIZED LOAN OBLIGATIONS - 2.6%
500,000	Carlyle US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	8.278	*	4/20/2031	460,299
500,000	Goldentree Loan Management US Clo 2 Ltd. #	3 Month LIBOR + 4.700%	6.978	*	11/28/2030	439,134
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	7.675	*	7/25/2030	450,641
500,000	Sound Point CLO X Ltd. #	3 Month LIBOR + 5.250%	7.528	*	1/20/2028	474,093
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $1,946,739)					1,824,167

	BANK LOANS - 81.9%
	AEROSPACE & DEFENSE - 1.4%
492,497	Transdigm, Inc.	1 Month LIBOR + 2.500%	4.544	*	8/22/2024	491,044
493,747	Transdigm, Inc.	1 Month LIBOR + 2.500%	4.544	*	5/14/2025	492,429
						983,473
	AIR TRANSPORT - 1.9%
494,987	Lineage Logistics, LLC	1 Month LIBOR + 3.000%	5.044	*	2/27/2025	495,812
842,284	WestJet Airlines	3 Month LIBOR + 3.000%	3.000	*	10/8/2026	849,590
						1,345,402
	AUTOMOTIVE - 2.9%
750,000	Caliber Collision	3 Month LIBOR + 3.500%	5.286	*	1/24/2026	754,688
500,000	FleetPride, Inc.	3 Month LIBOR + 4.500%	6.604	*	12/19/2025	492,250
33,000	KAR Auction Services, Inc.	1 Month LIBOR + 2.250%	4.313	*	9/13/2026	33,196
750,000	Power Solutions	1 Month LIBOR + 3.500%	5.544	*	3/18/2026	745,080
						2,025,214
	BUILDING & DEVELOPMENT - 1.8%
45,000	Advanced Drainage Systems	1 Month LIBOR + 2.250%	4.063	*	9/18/2026	45,253
344,447	Capital Automotive LP	1 Month LIBOR + 2.500%	4.550	*	3/21/2024	345,148
341,623	Capital Automotive LP	1 Month LIBOR + 2.500%	4.550	*	3/24/2024	342,318
500,000	DTZ U.S. Borrower, LLC	1 Month LIBOR + 3.250%	5.294	*	8/16/2025	501,563
						1,234,282
	BUSINESS EQUIPMENT & SERVICES - 11.3%
329,048	ADT	1 Month LIBOR + 3.250%	5.035	*	9/23/2026	325,912
682,432	Allied Universal Holdco LLC	6 Month LIBOR + 4.250%	6.507	*	6/27/2026	684,244
67,568	Allied Universal Holdco LLC	3 Month LIBOR + 4.250%	4.250	*	6/27/2026	67,747
500,000	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	9.063	*	5/22/2026	500,627
77,422	Coinamatic Canada, Inc.	1 Month LIBOR + 3.250%	5.294	*	5/14/2022	76,502
746,241	DigiCert Holdings, Inc.	1 Month LIBOR + 4.000%	6.044	*	10/31/2024	746,084

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BANK LOANS - 81.9% (Continued)
	BUSINESS EQUIPMENT & SERVICES - 11.3% (Continued)
$496,212	Internet Brands	1 Month LIBOR + 3.750%	5.794 *	9/15/2024	$493,771
672,856	Pike Corporation	1 Month LIBOR + 3.250%	5.300 *	7/24/2026	676,173
500,000	Protection	1 Month LIBOR + 0.000%	2.042 *	5/2/2022	500,798
550,000	PSAV	1 Month LIBOR + 4.500%	6.486 *	9/26/2026	539,000
500,000	Red Ventures, LLC	1 Month LIBOR + 3.000%	5.044 *	11/8/2024	502,605
748,125	Staples, Inc.	2 Month LIBOR + 5.000%	7.123 *	4/9/2026	738,931
494,885	Stiphout Finance LLC	1 Month LIBOR + 3.000%	5.044 *	10/26/2022	472,615
499,670	Wash MultiFamily Acquisition, Inc.	1 Month LIBOR + 3.250%	5.294 *	5/14/2022	493,737
549,499	Web.Com Group, Inc.	1 Month LIBOR + 3.750%	5.778 *	9/17/2025	541,490
449,846	Web.Com Group, Inc.	1 Month LIBOR + 7.750%	9.778 *	10/11/2026	439,349
					7,799,585
	CABLE & SATELLITE & SERVICES - 1.2%
186,533	Altice USA	1 Month LIBOR + 3.000%	5.028 *	4/15/2027	186,960
129,000	Inmarsat	1 Month LIBOR + 4.500%	4.500 *	9/23/2026	127,196
496,222	Numericable U.S. LLC	1 Month LIBOR + 3.688%	5.715 *	1/9/2026	493,743
					807,899
	CLOTHING/TEXTILES - 0.5%
325,678	Hercules Achievement, Inc.	1 Month LIBOR + 3.500%	5.544 *	12/15/2024	315,989

	CONGLOMERATES - 0.7%
485,143	St. George’s University Scholastic Services LLC	1 Month LIBOR + 3.500%	5.550 *	6/22/2025	486,659

	CONTAINERS & GLASS PRODUCTS - 1.3%
325,600	Proampac PG Borrower LLC	3 Month LIBOR + 3.500%	5.756 *	11/18/2023	311,844
604,257	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	5.050 *	1/19/2025	595,571
					907,415
	DIVERSIFIED INSURANCE - 3.3%
500,000	Alliant Holdings I, Inc.	1 Month LIBOR + 3.250%	5.289 *	5/10/2025	497,188
1,000,000	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.250%	5.294 *	11/5/2025	984,920
842,311	U.S.I., Inc.	3 Month LIBOR + 3.000%	5.104 *	5/16/2024	829,503
					2,311,611
	DRUGS - 3.6%
901,484	Amneal Pharmaceuticals LLC	1 Month LIBOR + 3.500%	5.563 *	3/23/2025	774,150
1,000,000	Brightspring Health	1 Month LIBOR + 4.500%	6.567 *	2/12/2026	1,003,020
748,052	Jaguar Holding Company II, LLC	1 Month LIBOR + 2.500%	4.544 *	8/18/2022	749,496
					2,526,666
	ECOLOGICAL SERVICES & EQUIPMENT - 2.2%
748,111	GFL Environmental, Inc.	1 Month LIBOR + 3.000%	5.044 *	5/31/2025	742,968
746,250	Restaurant Technologies, Inc.	1 Month LIBOR + 3.250%	5.294 *	10/1/2025	747,649
					1,490,617
	ELECTRONICS/ELECTRICAL - 9.2%
177,000	AutoData	1 Month LIBOR + 3.500%	3.500 *	5/30/2026	176,093
656,624	Boxer Parent Company, Inc.	1 Month LIBOR + 4.250%	6.294 *	6/28/2025	633,041
30,000	Dell International L.L.C.	1 Month LIBOR + 2.000%	4.050 *	9/12/2025	30,177
330,194	Hyland Software, Inc.	1 Month LIBOR + 7.000%	9.112 *	5/23/2025	332,362
350,000	Ivanti Software, Inc.	1 Month LIBOR + 9.000%	11.050 *	1/23/2025	346,281
702,565	MA FinanceCo., LLC	1 Month LIBOR + 2.250%	4.294 *	11/20/2021	702,860
347,362	Mitchell International, Inc.	1 Month LIBOR + 3.250%	5.294 *	11/30/2024	333,714
72,000	ON Semiconductor Corp.	1 Month LIBOR + 2.000%	2.000 *	9/16/2026	72,405
353,202	Project Alpha Intermediate Holding, Inc.	6 Month LIBOR + 3.500%	5.810 *	4/26/2024	349,228
994,987	Quest Software US Holdings, Inc.	3 Month LIBOR + 4.250%	6.506 *	5/17/2025	984,829
250,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	10.506 *	5/18/2026	245,875
3,019	SS&C European Holdings S.A.R.L.	3 Month LIBOR + 2.250%	4.362 *	2/28/2025	3,033
778,300	TIBCO Software, Inc.	1 Month LIBOR + 4.000%	6.070 *	6/12/2026	780,409
416,558	Uber Technologies, Inc.	1 Month LIBOR + 4.000%	6.028 *	4/4/2025	414,910
1,013,981	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	6.136 *	8/20/2025	971,393
					6,376,610
	EQUIPMENT LEASING - 1.1%
795,939	Coinmach Services	3 Month LIBOR + 3.250%	5.572 *	11/14/2022	784,000

	FINANCIAL INTERMEDIARIES - 5.2%
475,000	Aretec Group, Inc.	1 Month LIBOR + 4.250%	6.294 *	10/1/2025	460,156
457,870	Ascensus	3 Month LIBOR + 4.000%	6.200 *	12/3/2022	459,875
924,968	Financial & Risk US Holdings, Inc.	1 Month LIBOR + 3.750%	5.794 *	10/1/2025	930,943
491,199	Russell Investments US Institutional Holdco, Inc.	1 Month LIBOR + 3.250%	5.294 *	6/1/2023	485,673
750,000	The Edelman Financial Center, LLC	1 Month LIBOR + 3.250%	5.307 *	7/19/2025	752,074
500,000	The Edelman Financial Center, LLC	1 Month LIBOR + 6.750%	8.807 *	7/20/2026	500,937
					3,589,658
	FOOD PRODUCTS - 1.1%
500,000	CHG PPC Parent LLC	1 Month LIBOR + 2.750%	4.794 *	3/23/2025	501,250
277,514	H-Food Holdings, LLC	1 Month LIBOR + 3.688%	5.731 *	5/17/2025	261,973
					763,223
	FOOD SERVICE - 1.8%
650,000	1011778 B.C. Unlimited Liability Company	3 Month LIBOR + 2.250%	2.037 *	2/17/2024	627,973
617,600	IRB Holding Corp.	3 Month LIBOR + 3.250%	5.550 *	1/19/2025	615,713
					1,243,686
	FOOD/DRUG RETAILERS - 0.3%
195,000	US Foods, Inc.	1 Month LIBOR + 2.000%	4.050 *	8/15/2026	195,935

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BANK LOANS - 81.9% (Continued)
	HEALTH CARE - 7.8%
$920,624	Athenahealth, Inc.	3 Month LIBOR + 4.500%	6.681 *	2/7/2026	$919,763
700,000	CHG Healthcare Services, Inc	1 Month LIBOR + 3.000%	5.044 *	6/7/2023	700,658
485,395	Concentra, Inc.	2 Month LIBOR + 2.500%	4.540 *	6/1/2022	489,036
41,000	Concentra, Inc.	6 Month LIBOR + 2.500%	4.540 *	6/1/2022	41,307
262,547	DaVita, Inc.	3 Month LIBOR + 2.250%	2.084 *	8/8/2026	264,337
1,000,000	Examworks Group, Inc.	1 Month LIBOR + 3.250%	5.294 *	7/27/2023	1,005,210
798,618	NAVIHEALTH	1 Month LIBOR + 5.000%	7.039 *	8/3/2025	796,622
172,821	Parexel International Corporation	1 Month LIBOR + 2.750%	4.794 *	8/11/2024	164,519
211,628	RegionalCare Hospital Partners Holdings, Inc.	1 Month LIBOR + 4.500%	6.554 *	11/16/2025	212,141
801,100	Verscend Holding Corp.	1 Month LIBOR + 4.500%	6.544 *	8/10/2025	805,273
					5,398,866
	INDUSTRIAL EQUIPMENT - 3.6%
346,447	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 3.250%	5.294 *	12/13/2023	331,866
475,000	Api Group DE, Inc.	1 Month LIBOR + 2.500%	4.286 *	10/1/2026	477,375
673,325	Brookfield WEC Holdings Inc.	1 Month LIBOR + 3.500%	5.544 *	7/26/2025	676,314
966,745	Mirion Technologies, Inc.	3 Month LIBOR + 4.000%	6.330 *	3/4/2026	971,178
					2,456,733
	LEISURE GOODS - 2.5%
371,231	Alterra Mountain Company	1 Month LIBOR + 3.000%	5.044 *	7/31/2024	372,972
750,000	Delta 2 (Lux) SARL	1 Month LIBOR + 2.500%	4.544 *	2/1/2024	742,312
590,920	Hoya Midco, LLC	1 Month LIBOR + 3.500%	5.544 *	6/30/2024	584,272
					1,699,556
	LIFE INSURANCE - 0.6%
448,861	Davis Vision-Superior Vision	1 Month LIBOR + 3.000%	5.044 *	11/2/2024	442,691

	LODGING & CASINOS - 1.1%
830,392	Travelport	3 Month LIBOR + 5.000%	7.104 *	3/18/2026	754,175

	OIL & GAS - 3.8%
213,917	Blackstone CQP	3 Month LIBOR + 3.500%	5.656 *	6/20/2024	215,101
246,658	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	9.540 *	3/5/2023	236,330
930,692	GIP III STETSON I, LP	1 Month LIBOR + 4.250%	6.291 *	7/18/2025	910,528
500,000	Lower Cadence Holdings LLC	1 Month LIBOR + 4.000%	6.054 *	5/8/2026	488,595
59,261	Pardus Oil & Gas, LLC	3 Month LIBOR + 0.000%	0.000 *	5/13/2022	296
769,839	Tallgrass Energy	3 Month LIBOR + 4.750%	6.854 *	3/7/2026	752,999
					2,603,849
	PROPERTY & CASUALTY INSURANCE - 1.6%
494,824	Asurion, LLC	1 Month LIBOR + 3.000%	5.044 *	11/3/2023	497,298
350,000	Confie Seguros	1 Month LIBOR + 4.750%	6.794 *	5/19/2022	333,812
300,000	Confie Seguros	3 Month LIBOR + 8.500%	10.632 *	11/2/2025	283,500
					1,114,610
	PUBLISHING - 0.6%
460,116	Houghton Mifflin Harcourt Publishers, Inc.	1 Month LIBOR + 3.000%	5.044 *	5/29/2021	448,135

	RADIO & TELEVISION - 2.4%
750,000	ION Media Networks, Inc.	1 Month LIBOR + 3.000%	5.063 *	12/22/2024	749,175
964,663	Univision Communications, Inc.	1 Month LIBOR + 2.750%	4.794 *	3/15/2024	939,693
					1,688,868
	RETAILERS - 1.7%
1,167,061	Bass Pro Group, LLC	1 Month LIBOR + 5.000%	7.044 *	11/16/2023	1,126,214
32,000	MED ParentCo, LP	1 Month LIBOR + 4.250%	6.294 *	8/2/2026	31,816
					1,158,030
	SURFACE TRANSPORT - 1.0%
681,834	Savage Enterprises, LLC	1 Month LIBOR + 4.000%	6.040 *	8/1/2025	689,576

	TELECOMMUNICATIONS - 3.6%
1,033,000	CenturyLink, Inc.	1 Month LIBOR + 2.750%	4.794 *	1/31/2025	1,027,551
526,728	Global Tel*Link Corporation	1 Month LIBOR + 4.250%	6.294 *	11/20/2025	506,186
87,982	Global Tel*Link Corporation	1 Month LIBOR + 8.250%	10.294 *	11/9/2026	84,133
494,975	West Corporation	1 Month LIBOR + 4.000%	6.044 *	10/3/2024	443,621
495,000	West Corporation	1 Month LIBOR + 3.500%	5.544 *	10/10/2024	439,491
					2,500,982
	UTILITIES - 0.8%
309,884	Frontera Generation Holdings LLC	1 Month LIBOR + 4.250%	6.289 *	5/2/2025	293,615
289,168	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	5.794 *	1/30/2024	278,052
16,304	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	5.794 *	1/30/2024	15,677
					587,344

	TOTAL BANK LOANS (Cost - $57,241,411)				56,731,339

	TOTAL INVESTMENTS - 94.2% (Cost - $65,995,155)				$65,257,095
	OTHER ASSETS LESS LIABILITIES - 5.8%				4,053,151
	NET ASSETS - 100.0%				$69,310,246

*	Floating Rate, rate shown represents the rate at September 30, 2019.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $5,938,386 or 8.57% of net assets.

LLC - Limited Liability Company.

LP - Limited Partnership.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	COMMON STOCK - 0.8%
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
3,588	Community Choice Financial, Inc. ^#*			$—

	INVESTMENT COMPANIES - 0.8%
17,102	PHI Group, Inc. ^#			147,505

	TOTAL COMMON STOCK (Cost - $418,742)			147,505

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 10.5%
	BIOTECHNOLOGY - 3.2%
$649,000	PDL BioPharma, Inc.	2.750	12/1/2021	627,129

	INVESTMENT COMPANIES - 3.5%
671,000	Prospect Capital Corp.	4.950	7/15/2022	691,996

	REAL ESTATE INVESTMENT TRUSTS - 3.8%
769,000	Colony Capital, Inc.	5.000	4/15/2023	756,504

	TOTAL CONVERTIBLE BONDS - (Cost - $2,044,216)			2,075,629

	CORPORATE BONDS - 85.0%
	AIRLINES - 3.3%
628,000	Southwest Airlines Co.	3.000	11/15/2026	645,087

	APPAREL - 3.9%
797,000	Under Armour, Inc.	3.250	6/15/2026	769,309

	AUTO PARTS & EQUIPMENT - 11.2%
787,000	American Axle & Manufacturing, Inc.	6.250	4/1/2025	767,325
791,000	Dana, Inc.	5.500	12/15/2024	808,797
789,000	Titan International, Inc.	6.500	11/30/2023	631,200
				2,207,322
	BUILDING MATERIALS - 4.0%
756,000	US Concrete, Inc.	6.375	6/1/2024	790,020

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
1,233,552	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	13,877
786,000	Enova International, Inc. (a)	8.500	9/15/2025	718,208
				732,085
	HOME BUILDERS - 6.7%
844,000	Beazer Homes USA, Inc.	5.875	10/15/2027	821,507
465,000	TRI Pointe Group, Inc.	5.875	6/15/2024	496,388
				1,317,895
	INVESTMENT COMPANIES - 3.0%
586,000	Icahn Enterprises LP	5.875	2/1/2022	593,691

	MINING - 5.7%
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,123,355
3,289,547	MolyCorp., Inc. ^+	10.000	6/1/2020	33
				1,123,388
	OFFICE/BUSINESS EQUIPMENT - 6.2%
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,223,355

	OIL & GAS - 8.0%
934,000	Calumet Specialty Products Partners LP	6.500	4/15/2021	935,798
1,017,000	Transocean, Inc.	6.800	3/15/2038	630,540
				1,566,338
	OIL & GAS SERVICES - 3.7%
713,000	Era Group, Inc.	7.750	12/15/2022	727,260
791,000	PHI, Inc. ^#+	5.250	3/15/2020	—
				727,260

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 85.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 7.2%
$1,048,000	The GEO Group, Inc.	5.875	1/15/2022	$1,014,977
382,000	SITE Centers Corp.	4.250	2/1/2026	403,759
				1,418,736
	RETAIL - 8.9%
670,000	Kohl’s Corp.	3.250	2/1/2023	678,365
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,083,755
				1,762,120
	SEMICONDUCTORS - 3.4%
588,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	666,645
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				666,645
	TELECOMMUNICATIONS - 6.1%
980,000	Sprint Capital Corp.	8.750	3/15/2032	1,211,231

	TOTAL CORPORATE BONDS (Cost - $23,558,076)			16,754,482

Shares
	WARRANT - 0.6%
14,310	PHI Group, Inc. ^ #*			123,424
	TOTAL WARRANTS (Cost - $350,379)

	TOTAL INVESTMENTS - 96.9% (Cost - $26,371,413)			$19,101,040
	OTHER ASSETS LESS LIABILITIES - 3.1%			614,652
	NET ASSETS - 100.0%			$19,715,692

^	The security is illiquid; total illiquid securities represent 1.44% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

~	Pay in kind rate security.

*	Non-Income Producing Security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $732,085 or 3.7% of net assets.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	COMMON STOCK - 40.8%
	COMPUTERS - 4.4%
869	Apple, Inc.			$194,630
4,041	International Business Machines Corp.			587,642
				782,272
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
4,515	Community Choice Financial, Inc. ^#**			—
505	PJT Partners, Inc.			20,554
34,803	Sculptor Capital Management, Inc.			677,962
				698,516
	INVESTMENT COMPANIES - 22.3%
38,487	Apollo Investment Corp. ^^			619,256
10,326	Ares Capital Corp.			192,425
19,263	Compass Diversified Holdings			379,674
201,359	Oaktree Specialty Lending Corp.			1,043,040
116,675	PennantPark Investment Corp.			731,552
126,900	Prospect Capital Corp. ^^			836,271
8,470	Solar Capital Ltd.			174,905
				3,977,123
	OFFICE / BUSINESS EQUIPMENT - 0.6%
22,307	Pitney Bowes, Inc.			101,943

	OIL & GAS - 1.9%
1,491	Chevron Corp.			176,832
2,177	Exxon Mobile Corp.			153,718
				330,550
	PRIVATE EQUITY - 6.1%
5,878	Apollo Global Management LLC			222,306
5,251	Blackstone Group LP			256,459
22,801	KKR & Co., Inc.			612,207
				1,090,972
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
8,500	Jernigan Capital, Inc.			163,625

	TELECOMMUNICATIONS - 0.7%
2,050	Verizon Communications, Inc.			123,738

	TOTAL COMMON STOCK (Cost - $9,279,763)			7,268,739

	EXCHANGE TRADED FUNDS - 4.0%
	EQUITY FUNDS - 4.0%
16,895	iShares Mortgage Real Estate ETF			711,786
	TOTAL EXCHANGE TRADED FUNDS (Cost - $857,029)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 5.3%
	BIOTECHNOLOGY - 2.6%
$486,000	PDL BioPharma, Inc.	2.750	12/1/2021	469,622

	RETAIL - 2.7%
605,000	EZCORP, Inc.	2.375	5/1/2025	482,518

	TOTAL CONVERTIBLE BONDS (Cost - $1,019,704)			952,140

	CORPORATE BONDS - 43.9%
	AIRLINES - 2.7%
461,000	Southwest Airlines Co.	3.000	11/15/2026	473,543

	APPAREL - 2.2%
397,000	Under Armour, Inc.	3.250	6/15/2026	383,207

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 43.9% (Continued)
	AUTO PARTS & EQUIPMENT - 4.9%
$554,000	American Axle & Manufacturing, Inc.	6.250	4/1/2025	$540,150
415,000	Titan International, Inc.	6.500	11/30/2023	332,000
				872,150
	BUILDING MATERIALS - 3.2%
540,000	US Concrete, Inc.	6.375	6/1/2024	564,300

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
1,552,069	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	17,461
566,000	Enova International, Inc. (a)	8.500	9/15/2025	517,182
				534,643
	HOME BUILDERS - 3.5%
635,000	Beazer Homes USA, Inc.	5.875	10/15/2027	618,077

	MINING - 3.2%
580,000	Hecla Mining Co.	6.875	5/1/2021	577,100
2,333,668	Molycorp, Inc. ^+	10.000	6/1/2020	23
				577,123
	OIL & GAS - 3.3%
953,000	Transocean, Inc.	6.800	3/15/2038	590,860

	REAL ESTATE INVESTMENT TRUSTS - 3.3%
563,000	SITE Centers Corp.	4.250	2/1/2026	595,069

	RETAIL - 3.8%
789,000	L Brands, Inc.	6.750	7/1/2036	673,293

	SEMICONDUCTORS - 4.6%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	828,771
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				828,771
	TELECOMMUNICATIONS - 6.2%
888,000	Sprint Capital Corp.	8.750	3/15/2032	1,097,524

	TOTAL CORPORATE BONDS (Cost - $12,933,191)			7,808,560

Shares
	COLLATERAL FOR SECURITIES LOANED - 7.6%
1,352,550	Mount Vernon Prime Portfolio, 2.13% ++ *			1,352,550
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,352,550)

	TOTAL INVESTMENTS - 101.6% (Cost - $25,442,237)			$18,093,775
	LIABILITIES LESS OTHER ASSETS - (1.6)%			(288,447)
	NET ASSETS - 100.0%			$17,805,328

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

^	The security is illiquid; total illiquid securities represent 0.10% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,283,154 at September 30, 2019.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of September 30, 2019.

*	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

**	Non-Income Producing Security.

~	Pay in kind rate security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $534,643 or 3.0% of net assets.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 86.6%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 18.3%
$99,203	Freddie Mac Multifamily Structured Pass Through Certificates		4.333	**	10/25/2020	$101,007
55,961	Freddie Mac REMICS	(-2.4xlibor01m)+1440bps	9.534	*	12/15/2032	69,678
58,906	Freddie Mac REMICS	(-2.4xlibor01m)+1300bps	8.945	*	5/15/2033	74,065
169,443	Freddie Mac REMICS	(-2.4xlibor01m)+2427bps	16.839	*	5/15/2035	264,215
120,313	Freddie Mac REMICS		5.000		9/15/2035	129,370
375,351	Freddie Mac REMICS	(-2xlibor01m)+980bps	5.745	*	10/15/2040	404,990
482,836	Freddie Mac REMICS	(-3.24xlibor01m)+1297bps	6.161	*	8/15/2043	548,830
816,851	Freddie Mac REMICS		3.000		1/15/2047	831,778
280,522	Freddie Mac REMICS	(-4xlibor01m)+1600bps	7.890	*	8/15/2048	284,063
						2,707,996
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 8.1%
847,331	Freddie Mac REMICS	(-1xlibor01m)+665bps	4.623	*	4/15/2036	166,768
830,953	Freddie Mac REMICS	(-1xlibor01m)+658bps	4.552	*	9/15/2036	167,161
276,415	Freddie Mac REMICS		6.500		12/15/2037	61,714
1,905,014	Freddie Mac REMICS	(-1xlibor01m)+660bps	4.573	*	12/15/2039	130,679
316,417	Freddie Mac REMICS		4.500		5/15/2040	25,033
433,369	Freddie Mac REMICS		4.000		8/15/2040	42,446
188,715	Freddie Mac REMICS		5.000		3/15/2041	19,313
1,327,196	Freddie Mac REMICS		3.500		11/15/2042	48,875
3,106,828	Freddie Mac REMICS	(-1xlibor01m)+130bps	0.389	*	1/15/2043	179,372
12,470,626	Freddie Mac REMICS	(-1xlibor01m)+117bps	0.351	*	8/15/2043	344,257
134,651	Freddie Mac Strips		7.000		4/1/2027	21,238
						1,206,856

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 38.5%
5,000,000	Fannie Mae		3.000		5/25/2047	5,075,391
133,120	Fannie Mae Pool		2.800		3/1/2023	135,004
140,485	Fannie Mae REMIC Trust 2005-W2		—		5/25/2035	135,599
19,803	Fannie Mae REMICS	(-2xlibor01m)+1424bps	10.203	*	7/25/2034	23,946
177,031	Fannie Mae REMICS		3.500		12/25/2039	181,829
164,009	Fannie Mae Trust 2005-W3	(1xlibor01m)+22bps	2.365	*	3/25/2045	163,430
						5,715,199
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 17.6%
33,553	Fannie Mae Interest Strip		7.500		7/25/2022	2,534
80,692	Fannie Mae Interest Strip		8.000		7/25/2024	11,608
102,491	Fannie Mae Interest Strip		8.500		10/25/2025	17,263
680,291	Fannie Mae Interest Strip		6.000		7/25/2035	150,670
2,171,354	Fannie Mae Interest Strip		5.000	**	8/25/2035	423,023
15,403	Fannie Mae Interest Strip		7.500	**	9/25/2037	3,699
354,318	Fannie Mae Interest Strip		5.000		1/25/2038	76,093
694,970	Fannie Mae Interest Strip		4.500		11/25/2039	128,457
1,063,465	Fannie Mae Interest Strip		4.500		11/25/2039	222,275
1,028,311	Fannie Mae Interest Strip		5.000		11/25/2040	186,809
358,847	Fannie Mae Interest Strip		5.000		3/25/2041	68,409
147,158	Fannie Mae REMICS	(-1xlibor01m)+800bps	5.982	*	9/25/2023	14,397
4,427,071	Fannie Mae REMICS		3.000		2/25/2033	536,128
150,210	Fannie Mae REMICS		6.500		5/25/2033	34,418
1,460,142	Fannie Mae REMICS	(-1xlibor01m)+825bps	6.232	*	6/25/2033	328,072
256,691	Fannie Mae REMICS	(-1xlibor01m)+760bps	5.582	*	4/25/2034	61,410
737,213	Fannie Mae REMICS	(-1xlibor01m)+650bps	4.482	*	9/25/2034	102,612
446,878	Fannie Mae REMICS	(-1xlibor01m)+715bps	5.132	*	7/25/2037	108,730
234,584	Fannie Mae REMICS	(-1xlibor01m)+587bps	3.852	*	8/25/2037	42,661
362,539	Fannie Mae REMICS	(-90xlibor01m)+5355bps	4.500	*	12/25/2041	62,557
34,768	Fannie Mae REMICS	(-1xlibor01m)+655bps	4.532	*	9/25/2042	6,011
98,395	Fannie Mae REMICS	(-1xlibor01m)+616bps	4.142	*	10/25/2042	17,764
						2,605,600
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.6%
5,768	Government National Mortgage Association	(-3.25xlibor01m)+2633bps	19.736	*	11/16/2024	5,945
7,664	Government National Mortgage Association	(-1xlibor01m)+898bps	6.944	*	4/20/2034	7,694
74,092	Government National Mortgage Association		4.098	**	5/20/2041	77,236
73,703	Government National Mortgage Association	(-1xlibor01m)+410bps	2.056	*	2/20/2042	74,552
216,291	Government National Mortgage Association		3.785	**	3/16/2045	216,791
						382,218
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
2,248,257	Government National Mortgage Association	(-1xlibor01m)+263bps	0.787	*	8/20/2045	229,759

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $12,725,787)					12,847,628

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2%
550,000	FREMF 2010-K9 Mortgage Trust #		5.375	**	8/25/2020	561,577
1,000,000	FREMF 2011-KAIV Mortgage Trust #		4.944		6/25/2046	1,039,373
1,085,000	FREMF 2013-K712 Mortgage Trust #		3.401	**	5/25/2045	1,083,900
383,000	FREMF 2015-K50 Mortgage Trust #		3.908	**	10/25/2048	402,822
50,000	GS Mortgage Securities Trust 2017-GS5		3.218		3/10/2050	50,894
615	ML Trust XLIV		9.000		8/20/2020	622
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,138,196)					3,139,188

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal			Coupon%	Maturity Date	Value
	MORTGAGE NOTES - 1.3%
$97,500	LAN0136-17 +^		8.000	11/1/2019	$97,500
105,000	ORL1111-17 +^		8.000	10/1/2019	105,000
	TOTAL MORTGAGE NOTES (Cost - $202,500)				202,500

	TOTAL INVESTMENTS - 109.1% (Cost - $16,066,483)				$16,189,316
	LIABILITIES LESS OTHER ASSETS - (9.1)%				(1,350,921)
	NET ASSETS - 100.0%				$14,838,395

Long			Notional		Unrealized
Contracts		Counterparty	Value ($)	Maturity Date	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - 0.2%
5	90 Day Euro$ Future	Wedbush	1,232,563	December-2021	$5,813
5	90 Day Euro$ Future	Wedbush	1,232,750	March-2022	6,125
5	90 Day Euro$ Future	Wedbush	1,232,563	June-2022	4,500
5	90 Day Euro$ Future	Wedbush	1,232,375	September-2022	2,437
30	90 Day Euro$ Future	Wedbush	7,392,375	December-2022	1,500
30	90 Day Euro$ Future	Wedbush	7,392,000	March-2023	1,875
30	90 Day Euro$ Future	Wedbush	7,390,875	June-2023	1,625
30	90 Day Euro$ Future	Wedbush	7,389,750	September-2023	1,500
10	US 5 Year Note Future	Wedbush	1,191,484	December-2019	(7,945)
20	US 10 Year Note Future	Wedbush	2,606,250	December-2019	14,687
	Net Unrealized Appreciation from Open Long Futures Contracts				$32,117

Short			Notional		Unrealized
Contracts		Counterparty	Value ($)	Maturity Date	Appreciation/(Depreciation)
	SHORT FUTURES CONTRACTS - (0.0)%
(10)	90 Day Euro$ Future	Wedbush	(2,463,125)	December-2020	$500
(10)	90 Day Euro$ Future	Wedbush	(2,465,125)	March-2021	875
(10)	90 Day Euro$ Future	Wedbush	(2,465,625)	June-2021	875
(10)	90 Day Euro$ Future	Wedbush	(2,465,750)	September-2021	(4,625)
	Net Unrealized Depreciation from Open Short Futures Contracts				$(2,375)
	Total Unrealized Appreciation from Open Futures Contracts				$29,742

Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
20	US 10Yr Future Option, Maturing November 2019	Wedbush	$650,000	10/28/2019 - $130.00	$16,875
	TOTAL CALL OPTIONS PURCHASED (Premiums Received - $15,156)				$16,875

*	Floating or variable rate security; rate shown represents the rate at September 30, 2019.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is $202,500 or 1.3% of net assets.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $3,087,672 or 20.8% of net assets.

^	The security is illiquid; total illiquid securities represent 1.3% of net assets.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

CATALYST FUNDS
CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 7.2%
5,000	iShares 0-5 Year Investment Grade Corporate Bond ETF +			$255,700
14,338	iShares Short-Term Corporate Bond ETF +			769,520
15,890	Vanguard Short-Term Corporate Bond ETF +			1,287,885
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,288,134)			2,313,105

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 78.9%
	ADVERTISING - 0.5%
$165,000	Omnicom Group, Inc.	4.450	8/15/2020	168,300

	AEROSPACE/DEFENSE - 2.8%
350,000	Raytheon Co.	4.400	2/15/2020	353,014
100,000	United Technologies Corp.	4.500	4/15/2020	101,239
450,000	United Technologies Corp.	1.900	5/4/2020	449,539
				903,792
	AIRLINES - 0.8%
250,000	Delta Air Lines, Inc.	2.600	12/4/2020	250,515

	AUTO MANUFACTURERS - 5.0%
250,000	American Honda Finance Corp.	2.000	2/14/2020	249,989
550,000	Ford Motor Credit Co. LLC	2.681	1/9/2020	549,997
250,000	General Motors Financial Co., Inc.	2.350	10/4/2019	250,000
300,000	General Motors Financial Co., Inc.	2.650	4/13/2020	300,427
250,000	General Motors Financial Co., Inc.	3.700	11/24/2020	253,188
				1,603,601
	BANKS - 18.4%
250,000	Bank of America Corp.	2.250	4/21/2020	250,292
250,000	Bank of America Corp.	5.625	7/1/2020	256,700
250,000	BB&T Corp.	2.625	6/29/2020	250,918
571,000	Citigroup, Inc.	2.400	2/18/2020	571,552
250,000	Citizens Bank NA	2.250	10/30/2020	250,576
200,000	Goldman Sachs Group, Inc.	2.550	10/23/2019	200,027
250,000	Goldman Sachs Group, Inc.	6.000	6/15/2020	256,660
325,000	HSBC USA, Inc.	2.350	3/5/2020	325,477
150,000	HSBC USA, Inc.	2.750	8/7/2020	150,892
400,000	JPMorgan Chase & Co.	2.200	10/22/2019	400,009
500,000	KeyBank NA	2.250	3/16/2020	500,439
250,000	Manufacturers & Traders Trust Co.	2.050	8/17/2020	250,191
300,000	Mitsubishi UFJ Financial Group, Inc.	2.190	9/13/2021	299,670
350,000	Morgan Stanley	5.500	7/24/2020	359,486
500,000	PNC Financial Services Group, Inc.	5.125	2/8/2020	505,371
400,000	State Street Corp.	2.550	8/18/2020	401,956
300,000	SunTrust Bank	3.525	10/26/2021	304,263
375,000	Wells Fargo & Co.	2.600	7/22/2020	376,830
				5,911,309
	BIOTECHNOLOGY - 2.8%
493,000	Amgen, Inc.	2.200	5/11/2020	492,931
400,000	Celgene Corp.	2.875	8/15/2020	402,272
				895,203
	COMPUTERS - 3.3%
450,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	455,865
250,000	International Business Machines Corp.	1.900	1/27/2020	249,838
350,000	International Business Machines Corp.	1.625	5/15/2020	349,371
				1,055,074
	COSMETICS/PERSONAL CARE - 1.5%
330,000	Estee Lauder Cos., Inc.	1.800	2/7/2020	329,663
150,000	Unilever Capital Corp.	2.100	7/30/2020	150,165
				479,828
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
250,000	American Express Co.	3.000	2/22/2021	253,343
205,000	American Express Co.	3.375	5/17/2021	209,155
400,000	Capital One Financial Corp.	3.450	4/30/2021	407,354
400,000	Charles Schwab Corp.	4.450	7/22/2020	407,858
				1,277,710
	ELECTRIC - 6.4%
250,000	Berkshire Hathaway Energy Co.	2.375	1/15/2021	251,278
600,000	Consolidated Edison, Inc.	2.000	3/15/2020	599,754
250,000	Duke Energy Carolinas LLC	4.300	6/15/2020	253,805
250,000	Edison International	2.125	4/15/2020	249,538
250,000	Georgia Power Co.	2.000	3/30/2020	249,780
450,000	Public Service Enterprise Group, Inc.	1.600	11/15/2019	449,621
				2,053,776
	ELECTRONICS - 1.4%
450,000	Amphenol Corp.	2.200	4/1/2020	450,190

CATALYST FUNDS
CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 78.9%
	HEALTHCARE - PRODUCTS - 1.0%
$113,000	Becton Dickinson and Co.	2.675	12/15/2019	$113,033
200,000	Life Technologies Corp.	6.000	3/1/2020	203,088
				316,121
	HEALTHCARE - SERVICES - 5.4%
475,000	Anthem, Inc.	4.350	8/15/2020	484,436
400,000	Cigna Holding Co.	5.125	6/15/2020	408,763
325,000	Humana, Inc.	2.625	10/1/2019	325,000
500,000	UnitedHealth Group, Inc.	2.700	7/15/2020	502,879
				1,721,078
	INSURANCE - 5.9%
333,000	American International Group, Inc.	3.375	8/15/2020	336,998
250,000	Aon Corp.	5.000	9/30/2020	257,108
250,000	Hartford Financial Services Group, Inc.	5.500	3/30/2020	254,104
387,000	Lincoln National Corp.	6.250	2/15/2020	392,392
400,000	Protective Life Corp.	7.375	10/15/2019	400,731
250,000	Prudential Financial, Inc.	5.375	6/21/2020	255,832
				1,897,165
	INTERNET - 0.6%
200,000	eBay, Inc.	2.150	6/5/2020	200,086

	MACHINERY - CONSTRUCTION & MINING - 1.6%
250,000	Caterpillar Financial Services Corp.	2.000	3/5/2020	250,108
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	248,990
				499,098
	MEDIA - 1.2%
175,000	TWDC Enterprises 18 Corp.	1.950	3/4/2020	174,942
200,000	TWDC Enterprises 18 Corp.	1.800	6/5/2020	199,826
				374,768
	MINING - 0.7%
220,000	Newmont Mining Corp.	5.125	10/1/2019	220,000

	MISCELLANEOUS MANUFACTURING - 3.2%
350,000	General Electric Co.	5.550	5/4/2020	355,074
350,000	Pall Corp.	5.000	6/15/2020	356,669
300,000	Textron, Inc.	3.650	3/1/2021	305,821
				1,017,564
	PHARMACEUTICALS - 3.9%
225,000	Cardinal Health, Inc.	2.400	11/15/2019	224,978
250,000	CVS Health Corp.	2.800	7/20/2020	251,150
400,000	Express Scripts Holding Co.	2.600	11/30/2020	401,848
350,000	Pfizer, Inc.	5.200	8/12/2020	359,390
				1,237,366
	PIPLELINES - 1.8%
275,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	280,668
300,000	Williams Cos., Inc.	5.250	3/15/2020	303,947
				584,615
	RETAIL - 1.3%
400,000	Target Corp.	3.875	7/15/2020	406,161

	SEMICONDUCTORS - 1.2%
400,000	QUALCOMM, Inc.	2.250	5/20/2020	400,216

	SOFTWARE - 1.2%
400,000	Fidelity National Information Services, Inc.	2.250	8/15/2021	400,669

	TRANSPORTATION - 3.0%
200,000	Burlington Northern Santa Fe LLC	4.700	10/1/2019	200,000
250,000	Norfolk Southern Corp.	9.750	6/15/2020	263,164
500,000	United Parcel Service of America, Inc.	8.375	4/1/2020	515,824
				978,988

	TOTAL CORPORATE BONDS (Cost - $25,229,856)			25,303,193

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 8.1% *
	CALL OPTIONS PURCHASED - 5.7% *
50	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,450,000	1/17/2020 - $290.00	77,650
96	SPDR S&P 500 ETF Trust	Interactive Brokers	2,822,400	1/17/2020 - $294.00	123,552
73	SPDR S&P 500 ETF Trust	Interactive Brokers	2,197,300	1/17/2020 - $301.00	58,911
54	SPDR S&P 500 ETF Trust	Interactive Brokers	1,630,800	1/17/2020 - $302.00	40,122
98	SPDR S&P 500 ETF Trust	Interactive Brokers	2,842,000	3/20/2020 - $290.00	185,661
2	SPDR S&P 500 ETF Trust	Interactive Brokers	58,200	3/20/2020 - $291.00	3,540

CATALYST FUNDS
CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 8.1% * (Continued)
	CALL OPTIONS PURCHASED - 5.7% * (Continued)
100	SPDR S&P 500 ETF Trust	Interactive Brokers	$3,020,000	3/20/2020 - $302.00	$108,000
157	SPDR S&P 500 ETF Trust	Interactive Brokers	4,553,000	6/19/2020 - $290.00	349,403
97	SPDR S&P 500 ETF Trust	Interactive Brokers	2,851,800	6/19/2020 - $294.00	186,240
85	SPDR S&P 500 ETF Trust	Interactive Brokers	2,507,500	9/18/2020 - $295.00	183,600
135	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	9/18/2020 - $300.00	250,425
107	SPDR S&P 500 ETF Trust	Interactive Brokers	3,145,800	12/18/2020 - $294.00	268,517
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,789,016)				1,835,621

	PUT OPTIONS PURCHASED - 2.4% *
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,305,000	1/17/2020 - $261.00	13,350
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,191,200	1/17/2020 - $264.00	25,398
73	SPDR S&P 500 ETF Trust	Interactive Brokers	1,971,000	1/17/2020 - $270.00	28,178
67	SPDR S&P 500 ETF Trust	Interactive Brokers	1,842,500	1/17/2020 - $275.00	31,356
95	SPDR S&P 500 ETF Trust	Interactive Brokers	2,489,000	3/20/2020 - $262.00	48,925
5	SPDR S&P 500 ETF Trust	Interactive Brokers	131,500	3/20/2020 - $263.00	2,655
100	SPDR S&P 500 ETF Trust	Interactive Brokers	2,670,000	3/20/2020 - $267.00	59,800
91	SPDR S&P 500 ETF Trust	Interactive Brokers	2,366,000	6/19/2020 - $260.00	62,790
163	SPDR S&P 500 ETF Trust	Interactive Brokers	4,319,500	6/19/2020 - $265.00	126,488
220	SPDR S&P 500 ETF Trust	Interactive Brokers	5,830,000	9/18/2020 - $265.00	228,580
107	SPDR S&P 500 ETF Trust	Interactive Brokers	2,835,500	12/18/2020 - $265.00	135,194
	TOTAL PUT OPTIONS PURCHASED (Cost - $858,322)				762,714

	TOTAL OPTIONS PURCHASED (Cost - $2,647,338)				2,598,335

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 5.3%
$500,000	United States Treasury Note +		1.000	11/30/2019	497,813
300,000	United States Treasury Note +		1.375	3/31/2020	299,279
400,000	United States Treasury Note +		1.500	4/15/2020	399,227
500,000	United States Treasury Note +		1.500	5/31/2020	498,799
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,689,424)				1,695,118

	TOTAL INVESTMENTS - 99.5% (Cost - $31,854,752)				$31,909,751
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				169,376
	NET ASSETS - 100.0%				$32,079,127

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (5.6)% *
	CALL OPTIONS WRITTEN - (0.7)% *
5	SPDR S&P 500 ETF Trust	Interactive Brokers	$155,000	1/17/2020 - $310.00	$1,750
268	SPDR S&P 500 ETF Trust	Interactive Brokers	8,576,000	1/17/2020 - $320.00	28,140
131	SPDR S&P 500 ETF Trust	Interactive Brokers	4,323,000	3/20/2020 - $330.00	14,148
69	SPDR S&P 500 ETF Trust	Interactive Brokers	2,311,500	3/20/2020 - $335.00	4,623
45	SPDR S&P 500 ETF Trust	Interactive Brokers	1,485,000	6/19/2020 - $330.00	11,880
209	SPDR S&P 500 ETF Trust	Interactive Brokers	7,001,500	6/19/2020 - $335.00	36,470
220	SPDR S&P 500 ETF Trust	Interactive Brokers	7,480,000	9/18/2020 - $340.00	52,140
107	SPDR S&P 500 ETF Trust	Interactive Brokers	3,509,600	12/18/2020 - $328.00	81,695
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $276,456)				230,846

	PUT OPTIONS WRITTEN - (4.9)% *
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,450,000	1/17/2020 - $290.00	39,800
96	SPDR S&P 500 ETF Trust	Interactive Brokers	2,822,400	1/17/2020 - $294.00	84,576
73	SPDR S&P 500 ETF Trust	Interactive Brokers	2,197,300	1/17/2020 - $301.00	84,607
54	SPDR S&P 500 ETF Trust	Interactive Brokers	1,630,800	1/17/2020 - $302.00	65,070
98	SPDR S&P 500 ETF Trust	Interactive Brokers	2,842,000	3/20/2020 - $290.00	106,036
2	SPDR S&P 500 ETF Trust	Interactive Brokers	58,200	3/20/2020 - $291.00	2,232
100	SPDR S&P 500 ETF Trust	Interactive Brokers	3,020,000	3/20/2020 - $302.00	147,800
157	SPDR S&P 500 ETF Trust	Interactive Brokers	4,553,000	6/19/2020 - $290.00	218,230
97	SPDR S&P 500 ETF Trust	Interactive Brokers	2,851,800	6/19/2020 - $294.00	146,615
85	SPDR S&P 500 ETF Trust	Interactive Brokers	2,507,500	9/18/2020 - $295.00	158,015
135	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	9/18/2020 - $300.00	280,800
107	SPDR S&P 500 ETF Trust	Interactive Brokers	3,145,800	12/18/2020 - $294.00	225,021
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,702,109)				1,558,802

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,978,565)				$1,789,648

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 89.4%
$66,466	ABFC 2003-AHL1 Trust	1 Month LIBOR + 1.275%	3.420	*	3/25/2033	$66,329
180,532	Accredited Mortgage Loan Trust 2003-2	1 Month LIBOR + 0.740%	2.758	*	10/25/2033	175,987
121,791	Accredited Mortgage Loan Trust 2003-3	1 Month LIBOR + 0.760%	2.778	*	1/25/2034	119,904
2,083,706	AFC Home Equity Loan Trust	1 Month LIBOR + 0.650%	2.668	*	6/25/2029	1,814,372
255,163	AFC Home Equity Loan Trust 1998-1	1 Month LIBOR + 0.660%	2.678	*	4/25/2028	252,816
95,993	Alternative Loan Trust 2004-24CB		6.000		11/25/2034	99,787
45,506	Alternative Loan Trust 2005-2		4.072	#	3/25/2035	46,214
451,201	Alternative Loan Trust 2005-7CB		5.500		2/25/2020	457,195
73,969	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Ser 2002-AR1	1 Month LIBOR + 1.950%	4.095	*	9/25/2032	76,467
1,598,075	Amresco Residential Securities Corp Mort Loan Trust 1999-1	1 Month LIBOR + 1.250%	3.268	*	11/25/2029	1,603,073
79,770	Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W6	1 Month LIBOR + 0.900%	2.918	*	5/25/2034	80,336
68,018	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7	1 Month LIBOR + 2.700%	4.363	*	9/25/2033	68,082
100,724	Argent Securities Trust 2006-W1	1 Month LIBOR + 0.300%	2.318	*	3/25/2036	95,243
529,493	Asset-Backed Pass-Through Certificates Series 2004-R2	1 Month LIBOR + 0.720%	2.738	*	4/25/2034	528,196
12,738	Banc of America Funding 2004-C Trust		4.396	#	12/20/2034	12,505
393,584	Banc of America Funding 2005-G Trust		3.580	#	10/20/2035	388,676
850,826	Banc of America Funding 2005-G Trust		3.881	#	10/20/2035	862,628
218,322	Banc of America Funding 2006-A Trust		4.701	#	2/20/2036	219,137
338,156	Banc of America Funding 2007-A Trust	1 Month LIBOR + 0.210%	2.254	*	2/20/2047	310,372
2,401	Banc of America Mortgage 2003-H Trust		4.671	#	9/25/2033	2,436
199,117	BankBoston Home Equity Loan Trust 1998-1		6.660		7/25/2028	197,834
305,000	Bayview Opportunity Master Fund IVb Trust 2017-SPL2		4.250	#	6/28/2054	317,419
130,946	Bear Stearns ALT-A Trust 2006-8		3.896	#	8/25/2046	128,005
78,473	Bear Stearns ARM Trust 2004-10		4.891	#	1/25/2035	79,888
79,190	Bear Stearns ARM Trust 2006-2		4.307	#	7/25/2036	76,885
564,300	Bear Stearns Asset Backed Securities Trust 2003-2	1 Month LIBOR + 3.00%	5.018	*	3/25/2043	575,701
175,394	Bear Stearns Asset Backed Securities Trust 2006-SD3		4.368	#	7/25/2036	176,404
40,729	CDC Mortgage Capital Trust 2002-HE1	1 Month LIBOR + 0.620%	2.765	*	1/25/2033	40,601
22,411	CDC Mortgage Capital Trust 2003-HE4	1 Month LIBOR + 0.620%	2.765	*	3/25/2034	21,717
35,981	Centex Home Equity Loan Trust 2002-A		5.540		1/25/2032	36,797
31,907	Chase Funding Trust Series 2002-3		5.907	+	6/25/2032	31,904
1,908,836	Chase Funding Trust Series 2003-6	1 Month LIBOR + 0.750%	2.768	*	11/25/2034	1,910,473
401,188	Chase Mortgage Finance Trust Series 2006-S4		6.000		12/25/2036	307,131
12,332	Chase Mortgage Finance Trust Series 2007-A1		4.711	#	2/25/2037	12,613
159,025	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1	1 Month LIBOR + 0.330%	2.348	*	1/25/2035	158,673
180,916	CHL Mortgage Pass-Through Trust 2003-56		5.258	#	12/25/2033	180,978
302,971	CHL Mortgage Pass-Through Trust 2004-HYB5		4.160	#	4/20/2035	306,960
817,320	CHL Mortgage Pass-Through Trust 2004-HYB6		4.114	#	11/20/2034	843,098
339,650	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5		0.000		8/25/2035	342,655
140,607	Citigroup Global Markets Mortgage Securities VII Inc		7.000		6/25/2028	109,833
113,281	Citigroup Mortgage Loan Trust 2006-WF1		4.879	+	3/25/2036	75,744
23,119	Citigroup Mortgage Loan Trust 2006-WF1		4.879	+	3/25/2036	15,455
16,615	Citigroup Mortgage Loan Trust 2007-AR5		4.702	#	4/25/2037	16,007
178,841	Citigroup Mortgage Loan Trust 2007-FS1		5.750	+	10/25/2037	185,210
725,823	Citigroup Mortgage Loan Trust Inc	1 Month LIBOR + 0.350%	2.368	*	2/25/2031	690,938
49,133	Citigroup Mortgage Loan Trust Inc		5.000		7/25/2034	49,116
253,544	Citigroup Mortgage Loan Trust Inc	1 Month LIBOR + 0.630%	2.775	*	2/25/2035	252,917
85,712	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.500%	3.518	*	3/25/2033	86,200
140,179	Countrywide Asset-Backed Certificates		5.115	+	2/25/2035	140,382
28,188	Credit Suisse First Boston Mortgage Securities Corp		5.000		9/25/2020	27,551
492,838	Credit-Based Asset Servicing & Securitization LLC		5.820	#	1/25/2033	481,975
37,734	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 1.900%	3.918	*	2/25/2033	39,554
155,794	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 0.780%	2.798	*	7/25/2033	153,908
35,808	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 1.725%	3.743	*	7/25/2035	35,901
54,282	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.500		12/25/2033	55,414
66,748	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5		4.254	#	6/25/2034	66,684
416,162	Delta Funding Home Equity Loan Trust 1999-3	1 Month LIBOR + 0.820%	2.847	*	9/15/2029	414,132
2,236	Delta Funding Home Equity Loan Trust 1999-3		8.100	+	1/15/2030	1,726
263,606	EMC Mortgage Loan Trust 2001-A	1 Month LIBOR + 0.740%	2.758	*	5/25/2040	264,057
450,158	Encore Credit Receivables Trust 2005-1	1 Month LIBOR + 1.020%	3.038	*	7/25/2035	434,683
744,501	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 0.735%	2.753	*	12/25/2034	784,256
250,541	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 1.125%	3.143	*	12/25/2034	252,933
92,095	First Horizon Alternative Mortgage Securities Trust 2004-AA3		4.052	#	9/25/2034	92,567
3,623	First Horizon Alternative Mortgage Securities Trust 2004-AA4		4.313	#	10/25/2034	3,648
22,199	First Horizon Alternative Mortgage Securities Trust 2005-AA6		4.182	#	8/25/2035	21,356
54,527	First Horizon Mortgage Pass-Through Trust 2000-H		4.620	#	5/25/2030	54,876
35,184	Fremont Home Loan Trust 2003-A	1 Month LIBOR + 2.588%	4.733	*	8/25/2033	34,620
117,649	Fremont Home Loan Trust 2006-2	1 Month LIBOR + 0.170%	2.188	*	2/25/2036	112,719
235,356	GE Mortgage Services LLC		6.645	#	9/25/2028	243,800
2,218,195	GE-WMC Mortgage Securities Trust 2006-1	1 Month LIBOR + 0.150%	2.168	*	8/25/2036	1,382,937
246,522	GMACM Home Equity Loan Trust 2004-HE2		4.700	+	10/25/2033	250,568
280,598	GMACM Home Equity Loan Trust 2004-HE5		5.865	+	9/25/2034	287,019
182,414	GMACM Mortgage Loan Trust 2005-AR1		5.515	#	3/18/2035	182,059
72,991	GSAA Home Equity Trust 2005-3	1 Month LIBOR + 1.950%	3.968	*	12/25/2034	73,272
275,759	GSAA Home Equity Trust 2006-15		5.876	+	9/25/2036	130,394

CATALYST FUNDS
CATALYST ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 89.4%
$378,541	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.060%	2.205	*	1/25/2037	$255,054
160,161	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.090%	2.235	*	1/25/2037	108,423
27,425	GSAMP Trust 2007-HSBC1	1 Month LIBOR + 0.850%	2.868	*	2/25/2047	27,517
122,452	GSR Mortgage Loan Trust 2003-5F		4.000		8/25/2032	127,902
144,764	GSR Mortgage Loan Trust 2004-14		4.848	#	12/25/2034	149,580
62,750	GSR Mortgage Loan Trust 2005-AR6		4.547	#	9/25/2035	64,509
71,238	HarborView Mortgage Loan Trust 2004-6		3.862	#	8/19/2034	73,037
40,379	Home Equity Asset Trust	1 Month LIBOR + 1.900%	3.918	*	11/25/2032	40,376
44,563	Home Equity Asset Trust	1 Month LIBOR + 2.370%	4.388	*	8/25/2033	44,431
78,667	Home Equity Asset Trust	1 Month LIBOR + 2.100%	4.245	*	7/25/2034	82,520
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B	1 Month LIBOR + 1.425%	3.443	*	10/25/2033	65,108
136,434	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	1 Month LIBOR + 0.860%	2.878	*	10/25/2033	136,279
138,866	Home Equity Mortgage Trust	1 Month LIBOR + 1.600%	3.745	*	2/25/2035	139,223
178,626	HomeBanc Mortgage Trust 2005-5	1 Month LIBOR + 0.340%	2.825	*	1/25/2036	181,211
332,506	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.740%	2.885	*	3/25/2035	328,225
101,620	Impac CMB Trust Series 2005-4	1 Month LIBOR + 0.690%	2.708	*	5/25/2035	94,629
32,420	IndyMac INDX Mortgage Loan Trust 2004-AR6		4.547	#	10/25/2034	32,333
141,923	IndyMac INDX Mortgage Loan Trust 2005-AR3		4.131	#	4/25/2035	143,181
36,604	Irwin Home Equity Loan Trust 2004-1	1 Month LIBOR + 2.050%	4.068	*	12/25/2034	36,154
1,012,275	IXIS Real Estate Capital Trust 2005-HE2	1 Month LIBOR + 0.930%	3.075	*	9/25/2035	1,037,570
468,235	IXIS Real Estate Capital Trust 2006-HE2	1 Month LIBOR + 0.160%	2.305	*	8/25/2036	192,984
126,474	JP Morgan Mortgage Acquisition Trust 2007-CH2		4.648	+	10/25/2030	91,648
28,945	JP Morgan Mortgage Trust 2004-A3		4.920	#	7/25/2034	30,067
76,995	JP Morgan Mortgage Trust 2004-A5		4.450	#	12/25/2034	78,176
227,657	JP Morgan Mortgage Trust 2004-S1		5.000		9/25/2034	227,470
47,925	JP Morgan Mortgage Trust 2005-A1		4.806	#	2/25/2035	49,286
113,895	JP Morgan Mortgage Trust 2005-A6		4.340	#	9/25/2035	117,176
77,948	JP Morgan Mortgage Trust 2006-A2		4.211	#	4/25/2036	78,608
927,332	JP Morgan Mortgage Trust 2007-A1		4.627	#	7/25/2035	935,854
108,623	JP Morgan Mortgage Trust 2007-A1		4.642	#	7/25/2035	110,541
812,064	JP Morgan Mortgage Trust 2007-S1		6.000		3/25/2022	798,338
245,259	Lehman Mortgage Trust 2007-8		6.000		9/25/2037	251,862
190,139	Lehman XS Trust 2007-3	1 Month LIBOR + 0.160%	2.465	*	3/25/2037	182,133
108,438	Long Beach Mortgage Loan Trust 2001-4	1 Month LIBOR + 1.425%	3.443	*	3/25/2032	108,918
18,537	MASTR Adjustable Rate Mortgages Trust 2003-5		3.529	#	11/25/2033	18,179
697,481	MASTR Adjustable Rate Mortgages Trust 2003-6		3.780	#	12/25/2033	673,963
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11	1 Month LIBOR + 1.750%	3.895	*	11/25/2034	350,374
50,634	MASTR Adjustable Rate Mortgages Trust 2004-4		4.061	#	5/25/2034	51,207
1,753,173	MASTR Asset Securitization Trust 2004-3		5.500		3/25/2034	1,775,478
18,782	MASTR Asset Securitization Trust 2005-1		5.000		5/25/2020	18,757
5,537	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E	1 Month LIBOR + 0.720%	2.779	*	11/25/2029	5,604
290,200	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1		4.790	#	12/25/2034	304,586
124,015	Morgan Stanley ABS Capital I Inc Trust 2006-HE7	1 Month LIBOR + 0.160%	2.178	*	9/25/2036	69,774
162,203	Morgan Stanley ABS Capital I Inc Trust 2006-NC5	1 Month LIBOR + 0.070%	2.088	*	10/25/2036	105,052
218,292	Morgan Stanley ABS Capital I Inc Trust 2007-HE5	1 Month LIBOR + 0.250%	0.672	*	3/25/2037	120,531
460,529	Morgan Stanley Dean Witter Capital I Inc Trust 2002-AM1	1 Month LIBOR + 1.530%	3.548	*	1/25/2032	473,679
322,521	Morgan Stanley Dean Witter Capital I Inc Trust 2003-HYB1		4.017	#	3/25/2033	324,600
55,091	Morgan Stanley Mortgage Loan Trust 2004-5AR		4.356	#	7/25/2034	56,776
334,393	Morgan Stanley Mortgage Loan Trust 2004-6AR	1 Month LIBOR + 3.675%	5.820	*	7/25/2034	348,735
34,062	MortgageIT Trust 2005-1	1 Month LIBOR + 1.250%	3.350	*	2/25/2035	34,415
40,210	MRFC Mortgage Pass-Through Trust Series 1999-TBC2	1 Month LIBOR + 0.480%	2.508	*	6/15/2030	40,212
808,606	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.052	+	10/25/2036	370,178
794,308	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.052	+	10/25/2036	363,992
245,851	New York Mortgage Trust 2006-1		4.675	#	5/25/2036	241,441
635,974	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5		3.998	#	10/25/2035	634,506
814,105	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR6		4.965	#	12/25/2035	821,859
102,035	NovaStar Mortgage Funding Trust Series 2003-1	1 Month LIBOR + 1.425%	3.443	*	5/25/2033	102,749
636,490	NovaStar Mortgage Funding Trust Series 2006-4	1 Month LIBOR + 0.150%	2.295	*	9/25/2036	348,584
562,913	NovaStar Mortgage Funding Trust Series 2007-1		5.860	#	3/25/2037	310,554
182,021	Oaks Mortgage Trust Series 2015-1		3.500	#	4/25/2046	185,574
150,000	Popular ABS Mortgage Pass-Through Trust 2005-B	1 Month LIBOR + 1.250%	3.268	*	8/25/2035	154,057
37,285	Prime Mortgage Trust 2006-CL1	1 Month LIBOR + 0.500%	2.645	*	2/25/2035	35,680
184,631	RAMP Series 2002-RS3 Trust	1 Month LIBOR + 0.975%	2.993	*	6/25/2032	173,475
856,113	RAMP Series 2002-RS3 Trust		5.572	#	6/25/2032	882,114
262,291	RAMP Series 2003-RS10 Trust	1 Month LIBOR + 2.550%	4.568	*	11/25/2033	272,401
89,333	RAMP Series 2003-RS9 Trust	1 Month LIBOR + 2.700%	4.718	*	10/25/2033	89,801
20,625	RASC Series 2001-KS3 Trust	1 Month LIBOR + 0.460%	2.478	*	9/25/2031	20,479
51,296	RASC Series 2001-KS3 Trust	1 Month LIBOR + 2.475%	4.493	*	9/25/2031	49,361
144,369	RASC Series 2001-KS3 Trust		6.980	+	9/25/2031	151,717
1,030,257	RASC Series 2003-KS4 Trust	1 Month LIBOR + 0.580%	2.598	*	6/25/2033	1,009,669
47,884	RASC Series 2003-KS4 Trust		5.110	+	6/25/2033	49,290
846,806	RASC Series 2004-KS1 Trust		0.000	#	2/25/2034	887,020
69,671	Renaissance Home Equity Loan Trust		5.909	+	4/25/2037	33,022
594,020	Renaissance Home Equity Loan Trust 2004-2		5.914	+	7/25/2034	609,880
67,687	Renaissance Home Equity Loan Trust 2004-2		6.011	+	7/25/2034	66,822
242,081	Renaissance Home Equity Loan Trust 2006-1		5.608	+	5/25/2036	159,088
154,653	Renaissance Home Equity Loan Trust 2006-4		5.545	+	1/25/2037	84,683
330,202	Renaissance Home Equity Loan Trust 2007-2		5.675	+	6/25/2037	142,679
700	Renaissance Home Equity Loan Trust 2007-3		7.238	+	9/25/2037	409
27,699	Residential Asset Securitization Trust 2004-A1		5.250		4/25/2034	27,750
180,383	Residential Asset Securitization Trust 2005-A4	1 Month LIBOR + 0.450%	2.468	*	4/25/2035	138,887

CATALYST FUNDS
CATALYST ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 89.4%
$98,371	Saxon Asset Securities Trust 2004-2		6.001	+	8/25/2035	$92,824
64,622	Saxon Asset Securities Trust 2005-1	1 Month LIBOR + 0.720%	2.865	*	5/25/2035	62,430
107,517	Securitized Asset Backed Receivables LLC Trust 2005-FR2	1 Month LIBOR + 0.975%	2.993	*	3/25/2035	107,996
7,929	Sequoia Mortgage Trust 2013-1		1.855	#	2/25/2043	7,679
454,050	Specialty Underwriting & Residential Finance Trust Series 2006-BC5	1 Month LIBOR + 0.100%	2.245	*	11/25/2037	321,902
357,082	Structured Adjustable Rate Mortgage Loan Trust		3.595	#	1/25/2035	349,344
194,448	Structured Adjustable Rate Mortgage Loan Trust		4.574	#	4/25/2035	194,941
217,813	Structured Asset Investment Loan Trust 2004-9	1 Month LIBOR + 1.950%	4.095	*	10/25/2034	222,118
85,073	Structured Asset Mortgage Investments II Trust 2005-AR5	1 Month LIBOR + 0.250%	2.307	*	7/19/2035	84,276
11,490	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1		3.357		4/25/2031	11,245
19,433	Structured Asset Securities Corp Mor Cer Ser 2003-31A		4.450	#	10/25/2033	19,951
1,084,162	Structured Asset Securities Corp Mortgage Loan Trust Series 2006-RF3		4.420	#	10/25/2036	1,066,458
100,565	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-S2	1 Month LIBOR + 3.225%	5.370	*	6/25/2034	100,786
15,209	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A		4.821	#	11/25/2033	15,557
3,366,547	TBW Mortgage-Backed Trust Series 2006-3		6.500		7/25/2036	1,768,560
31,056	Thornburg Mortgage Securities Trust 2006-4		4.180	#	7/25/2036	30,258
400,124	UCFC Home Equity Loan Trust 1998-D		7.750	#	4/15/2030	388,295
1,889	WaMu Mortgage Pass-Through Certificates Series 2003-AR4 Trust		4.705	#	5/25/2033	1,894
337,985	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust		4.462	#	9/25/2033	338,071
173,788	WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust		4.400	#	1/25/2035	180,703
160,906	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 Trust		3.696	#	3/25/2036	152,169
586,792	WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust	1 Month LIBOR + 1.500%	2.655	*	8/25/2046	576,303
123,163	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust		5.500		2/25/2021	121,465
1,375,542	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust		6.086	+	9/25/2036	655,580
1,932,022	Washington Mutural Asset-Backed Certificates WMABS Series 2007-HE1 Trust	1 Month LIBOR + 0.240%	2.258	*	11/25/2036	1,015,969
7,841	Wells Fargo Mortgage Backed Securities 2004-EE Trust		4.945	#	12/25/2034	8,164
118,550	Wells Fargo Mortgage Backed Securities 2005-AR2 Trust		5.075	#	3/25/2035	119,544
213,644	Wells Fargo Mortgage Backed Securities 2005-AR4 Trust		5.088	#	4/25/2035	217,807
23,715	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust		4.992	#	6/25/2035	24,092
58,868	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust		4.723	#	9/25/2036	60,179
588,398	Wells Fargo Mortgage Backed Securities 2007-15 Trust		6.000		11/25/2037	601,354
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $47,919,239)					49,057,782

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 0.6%
855,232	Freddie Mac REMICS	1 Month LIBOR + 6.000%	3.972	*	7/15/2037	112,062
740,604	Freddie Mac REMICS		3.500		10/15/2038	22,198
648,111	Freddie Mac REMICS	1 Month LIBOR + 6.500%	4.472	*	9/15/2041	104,680
86,484	Freddie Mac REMICS		4.000		7/15/2042	3,255
1,074,479	Freddie Mac REMICS		4.000		9/15/2045	43,498
736,796	Freddie Mac REMICS		4.000		5/15/2046	63,577
						349,270
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.1%
251,710	Fannie Mae REMICS		1.250		5/25/2043	241,475
375,738	Fannie Mae REMICS	1 Month LIBOR + 16.00%	4.000	*	12/25/2057	376,917
						618,392
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.1%
2,102,773	Fannie Mae REMICS		4.000		5/25/2038	45,382
2,587,646	Fannie Mae REMICS		4.500		5/25/2039	91,541
2,462,371	Fannie Mae REMICS	1 Month LIBOR + 5.95%	3.932	*	12/25/2040	396,350
207,083	Fannie Mae REMICS		4.500		5/25/2042	20,480
1,269,215	Fannie Mae REMICS		3.000		2/25/2043	103,625
176,766	Fannie Mae REMICS		4.000		8/25/2044	18,673
2,424,752	Fannie Mae REMICS		4.500		9/25/2048	463,342
539,178	Fannie Mae REMICS		4.500		2/25/2049	29,206
						1,168,599
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
1,034,920	Government National Mortgage Association		4.500		1/20/2035	34,811
421,696	Government National Mortgage Association	1 Month LIBOR + 6.620%	4.576	*	3/20/2042	72,133
4,926,032	Government National Mortgage Association		4.000		1/20/2045	463,973
						570,917

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $2,869,143)					2,707,178

	UNITED STATES GOVERNMENT SECURITY - 1.8%
1,000,000	United States Treasury Note		1.625		8/15/2029	995,508
	TOTAL UNITED STATES GOVERNMENT SECURITY (Cost - $1,005,564)

Shares
	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND - 3.8%
2,051,006	First American Government Obligations Fund - Institutional Class 1.89% **					2,051,006
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,051,006)

	TOTAL INVESTMENTS - 99.9% (Cost - $52,844,952)					$54,811,474
	OTHER ASSETS LESS LIABILITIES - 0.1%					70,021
	NET ASSETS - 100.0%					$54,881,495

*	Floating Rate, rate shown represents the rate at September 30, 2019.

#	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	Step Rate, rate shown represents the rate at September 30, 2019.

**	Rate shown represents the rate at September 30, 2019, is subject to change and resets daily.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Futures Fund (the “Fund”) invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of March 31, 2019, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2019, for each Funds’ assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$10,155,852	$—	$—	$10,155,852
Collateral for Securities Loaned	—	1,259,378	—	1,259,378
Total Assets	$10,155,852	$1,259,378	$—	$11,415,230

Insider Buying Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$46,831,015	$—	$—	$46,831,015
Collateral for Securities Loaned	—	4,552,099	—	4,552,099
Total Assets	$46,831,015	$4,552,099	$—	$51,383,114

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Hedged Commodity Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$36,372,410	$—	$—	$36,372,410
Futures Contracts	579,364	—	—	579,364
Put Options Purchased	15,721,403	—	—	15,721,403
United States Government Securities	—	8,982,918	—	8,982,918
Short-Term Investments	28,547,875	—	—	28,547,875
Total Assets	$81,221,052	$8,982,918	$—	$90,203,970
Liabilities(a)
Call Options Written	$30,982,390	$—	$—	$30,982,390
Put Options Written	14,756,074	—	—	14,756,074
Total Liabilities	$45,738,464	$—	$—	$45,738,464

Hedged Futures Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Other	Total
Call Options Purchased	$16,575,000	$—	$—	$—	$16,575,000
Put Options Purchased	39,131,250	—	—	—	39,131,250
Prime Meridian Income QP Fund (1)	—	—	—	37,418,151	37,418,151
U.S. Government Securities	—	49,907,226	—	—	49,907,226
Short-Term Investments	196,571,944	—	—	—	196,571,944
Total Assets	$252,278,194	$49,907,226	$—	$37,418,151	$339,603,571
Liabilities(a)
Call Options Written	$13,737,500	$—	$—	$—	$13,737,500
Put Options Written	33,706,250	—	—	—	33,706,250
Total Liabilities	$47,443,750	$—	$—	$—	$47,443,750

Insider Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,863,521	$—	$1,863,521
Corporate Bonds	—	42,113,643	—	42,113,643
Total Assets	$—	$43,977,164	$—	$43,977,164

Systematic Alpha Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Fund	$2,391,308	—	—	$2,391,308
Short-Term Investments	47,485	—	—	47,485
Total Assets	$2,438,793	$—	$—	$2,438,793
Derivatives(a)
Liabilities
Total Return Swaps	$—	$186,269	$—	$186,269
Total Derivatives	$—	$186,269	$—	$186,269

IPOx Allocation Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$3,687,362	$—	$—	$3,687,362
Collateral for Securities Loaned	—	227,797	—	227,797
Total Assets	$3,687,362	$227,797	$—	$3,915,159

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Multi Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,039,631	$—	$—	$1,039,631
Exchange Traded Funds	1,488,405	—	—	1,488,405
Open Ended Fund	448,650	—	—	448,650
Short-Term Investments	448,134	—	—	448,134
Total Assets	$3,424,820	$—	$—	$3,424,820
Derivatives(a)
Assets
Futures Contracts	$11,009	$—	$—	$11,009
Liabilities
Futures Contracts	2,925	—	—	2,925
Total Derivatives	$8,084	$—	$—	$8,084

Dynamic Alpha Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$281,748,295	$—	$—	$281,748,295
Collateral for Securities Loaned	—	17,873,974	—	17,873,974
Total Assets	$281,748,295	$17,873,974	$—	$299,622,269

Buyback Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$22,845,846	$—	$—	$22,845,846
Collateral for Securities Loaned	—	455,251	—	455,251
Total Assets	$22,845,846	$455,251	$—	$23,301,097

Growth of Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,634,444	$—	$—	$1,634,444
Short-Term Investments	7,060	—	—	7,060
Collateral for Securities Loaned	—	161,567	—	161,567
Total Assets	$1,641,504	$161,567	$—	$1,803,071

Exceed Defined Risk Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,130,966	$—	$—	$1,130,966
Corporate Bonds	—	8,953,737	—	8,953,737
United States Government Securities	—	998,349	—	998,349
Call Options Purchased	415,929	645,684	—	1,061,613
Total Assets	$1,546,895	$10,597,770	$—	$12,144,665
Liabilities(a)
Call Options Written	$151,182	$189,910	$—	$341,092
Put Options Written	202,366	60,624	—	262,990
Total Liabilities	$353,548	$250,534	$—	$604,082

Lyons Tactical Allocation Fund

Assets(a)	Level 1	Level 2	Level 3	Total
United States Government Securities	$—	$54,957,087	$—	$54,957,087
Short-Term Investments	—	4,268,276	—	4,268,276
Total Assets	$—	$59,225,363	$—	$59,225,363

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

MAP Global Equity Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$59,821,869	$—	$—	$59,821,869
Mutual Fund	—	1,927,120	—	1,927,120
Total Assets	$59,821,869	$1,927,120	$—	$61,748,989
Liabilities(a)
Call Options Written	$19,230	$339,683	$—	$358,913
Total Liabilities	$19,230	$339,683	$—	$358,913

MAP Global Balanced Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$12,193,702	$—	$—	$12,193,702
Convertible Bonds	—	250,314	—	250,314
Corporate Bonds	—	10,211,285	—	10,211,285
Mutual Fund	332,995	—	—	332,995
Total Assets	$12,526,697	$10,461,599	$—	$22,988,296
Liabilities(a)
Call Options Written	$7,320	$4,200	$—	$11,520
Total Liabilities	$7,320	$4,200	$—	$11,520

Millburn Hedge Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,347,441,086	$—	$—	$2,347,441,086
United States Government Securities	—	1,647,007,648	—	1,647,007,648
Total Assets	$2,347,441,086	$1,647,007,648	$—	$3,994,448,734
Derivatives(a)
Assets
Futures Contracts	$23,962,188	$—	$—	$23,962,188
Forward Contracts	—	88,939,796	—	88,939,796
Total	$23,962,188	$88,939,796	$—	$112,901,984
Liabilities
Futures Contracts	$36,352,647	$—	$—	$36,352,647
Forward Contracts	—	91,880,122	—	91,880,122
Total	$36,352,647	$91,880,122	$—	$128,232,769

MLP & Infrastructure Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$190,889,792	$—	$—	$190,889,792
Total Assets	$190,889,792	$—	$—	$190,889,792

Floating Rate Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$79,968	$—	$—	$79,968
Exchange Traded Fund	1,694,250	—	—	1,694,250
Corporate Bonds	—	4,927,371	—	4,927,371
Collateralized Loan Obligations	—	1,824,167	—	1,824,167
Bank Loans	—	56,731,339	—	56,731,339
Total Assets	$1,774,218	$63,482,877	$—	$65,257,095

High Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$147,505	$—	$—	$147,505
Convertible Bonds	—	2,075,629	—	2,075,629
Corporate Bonds	—	16,754,482	—	16,754,482
Warrant	123,424	—	—	123,424
Total Assets	$270,929	$18,830,111	$—	$19,101,040

Total Return Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$7,268,739	$—	$—	$7,268,739
Exchanged Traded Funds	711,786	—	—	711,786
Convertible Bonds	—	952,140	—	952,140
Corporate Bonds	—	7,808,560	—	7,808,560
Collateral for Securities Loaned	1,352,550	—	—	1,352,550
Total Assets	$9,333,075	$8,760,700	$—	$18,093,775

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Stone Beach Income Opportunity Fund

Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$12,847,628	$—	$12,847,628
Private Collateralized Mortgage Obligations	—	3,139,188	—	3,139,188
Mortgage Notes	—	—	202,500	202,500
Total Assets	$—	$15,986,816	$202,500	$16,189,316
Derivatives(a)
Assets
Futures Contracts	$42,312	$—	$—	$42,312
Call Options Purchased	16,875	—	—	16,875
Total	$59,187	$—	$—	$59,187
Liabilities
Futures Contracts	$12,570	$—	$—	$12,570

Exceed Defined Shield Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,313,105	$—	$—	$2,313,105
Corporate Bonds	—	25,303,193	—	25,303,193
Call Options Purchased	1,032,040	803,581	—	1,835,621
Put Options Purchased	564,730	197,984	—	762,714
United States Government Securities	—	1,695,118	—	1,695,118
Total Assets	$3,909,875	$27,999,876	$—	$31,909,751
Liabilities(a)
Call Options Written	$112,681	$118,165	$—	$230,846
Put Options Written	1,187,166	371,636	—	1,558,802
Total Liabilities	$1,299,847	$489,801	$—	$1,789,648

Enhanced Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$49,057,782	$—	$49,057,782
U.S. Government Agency Obligations	—	2,707,178	—	2,707,178
Short-Term Investment	2,051,006	—	—	2,051,006
United States Government Securities	—	995,508	—	995,508
Total Assets	$2,051,006	$52,760,468	$—	$54,811,474

*	Please refer to the Portfolio of Investments for industry classifications.

(a)	Refer to the Portfolio of Investments for security classifications.

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

The High Income Fund, Total Return Income Fund and Income Opportunity Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2019	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance September 30, 2019	$—	$—

The following is a reconciliation of Mortgage Notes (Income Opportunity Fund), for which Level 3 inputs were used in determining value:

Stone Beach Income
Opportunity
Fund
Mortgage Notes
Beginning balance June 30, 2019	$287,000
Cost of purchases	—
Total realized gain (loss)	—
Change in unrealized appreciation	—
Reinvestment of dividends	—
Proceeds from sales/maturities/calls	(84,500)
Net transfer in/out of level 3	—
Ending balance September 30, 2019	$202,500

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.

Investments in Securities:

High Income Fund

Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—

Total Return Income Fund

Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—

Income Opportunity
Mortgage Notes	$202,500	Cost Approach	No Impairments
Total Fair Value Securities	$202,500

Fair value securities as a percent of Net Assets 0.00%, 0.00% and 1.3% for High Income Fund, Total Return Income Fund and Income Opportunity respectively.

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds.

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At September 30, 2019, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

Structured Notes – The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2019, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	(20,282,297)
	Written Options	Commodity	18,958,686
Hedged Futures Strategy Fund	Purchased Options	Equity	(16,790,625)
	Written Options	Equity	44,168,565
Systematic Alpha Fund	Swap	Total Return Swap	186,269
Multi Strategy Fund	Futures	Commodity	5,000
		Equity	(2,925)
		Foreign Exchange	6,009
Exceed Defined Risk Fund	Purchased Options	Equity	81,752
	Written Options	Equity	52,271
MAP Global Equity Fund	Written Options	Equity	(179,939)
MAP Global Balanced Fund	Written Options	Equity	53,364
Millburn Hedge Strategy Fund	Futures	Commodity	(26,644,097)
		Equity	10,335,827
		Interest Rate	3,917,811
	Forward Contracts	Foreign Exchange	(2,940,326)
Stone Beach Income Opportunity Fund	Futures	Interest Rate	29,742
	Purchased Options	Equity	(1,719)
Exceed Defined Shield Fund	Purchased Options	Equity	49,003
	Written Options	Equity	188,917

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2019, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

			% of Net Assets as
		CFC Net Assets as of	of September 30,
	Inception Date of CFC	September 30, 2019	2019
Hedged Commodity – CFC	6/25/2015	$10,528,605	21.90%
Multi Strategy – CFC	6/25/2015	864,370	19.54%
Systematic – CFC	12/19/2017	501,837	17.28%
Millburn – CFC	11/2/2015	250,957,885	5.00%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider Buying Fund	12,190,525	754,491	(1,529,786)	(775,295)
Insider Buying Fund	52,657,641	3,492,378	(4,766,905)	(1,274,527)
Hedged Commodity Strategy Fund	45,201,577	26,401,026	(27,137,097)	(736,071)
Hedged Futures Strategy Fund	262,443,805	48,769,141	(19,053,125)	29,716,016
Insider Income Fund	43,853,317	221,120	(97,273)	123,847
Systematic Alpha Fund	2,432,039	193,772	(749)	193,023
IPOx Allocation Fund	3,733,107	321,630	(139,578)	182,052
Multi Strategy Fund	3,426,783	21,655	(15,534)	6,121
Dynamic Alpha Fund	276,303,972	27,743,455	(4,425,158)	23,318,297
Buyback Strategy Fund	23,259,919	521,272	(480,094)	41,178
Growth of Income Fund	1,875,217	26,063	(98,209)	(72,146)
Exceed Defined Risk Fund	11,374,572	212,252	(46,241)	166,011
Lyons Tactical Allocation Fund	57,441,351	1,784,012	—	1,784,012
MAP Global Equity Fund	55,262,651	9,751,590	(3,624,165)	6,127,425
MAP Global Balanced Fund	21,175,834	2,398,559	(848,617)	1,549,942
Millburn Hedge Strategy Fund	3,785,667,035	333,843,273	(140,392,359)	193,450,914
MLP & Infrastructure Fund	199,329,566	7,447,278	(15,887,052)	(8,439,774)
Floating Rate Income Fund	66,005,102	302,132	(1,050,139)	(748,007)
High Income Fund	26,371,413	688,893	(7,959,266)	(7,270,373)
Total Return Income Fund	25,442,237	979,461	(8,327,923)	(7,348,462)
Stone Beach Income Opportunity Fund	16,081,639	533,432	(379,138)	154,294
Exceed Defined Shield Fund	29,876,187	494,511	(250,595)	243,916
Enhanced Income Fund	53,845,093	1,282,259	(315,878)	966,381